Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 88.9%
Consumer, Non-cyclical - 19.3%
UnitedHealth Group, Inc.	7,151	$3,590,803
Amgen, Inc.	7,151	1,608,760
Johnson & Johnson	7,151	1,223,321
Procter & Gamble Co.	7,151	1,169,761
Merck & Company, Inc.	7,151	548,053
Coca-Cola Co.	7,151	423,411
Total Consumer, Non-cyclical		8,564,109
Financial - 17.4%
Goldman Sachs Group, Inc.	7,151	2,735,615
Visa, Inc. — Class A	7,151	1,549,693
American Express Co.	7,151	1,169,904
JPMorgan Chase & Co.	7,151	1,132,361
Travelers Companies, Inc.	7,151	1,118,631
Total Financial		7,706,204
Consumer, Cyclical - 16.9%
Home Depot, Inc.	7,151	2,967,736
McDonald's Corp.	7,151	1,916,969
NIKE, Inc. — Class B	7,151	1,191,857
Walmart, Inc.	7,151	1,034,678
Walgreens Boots Alliance, Inc.	7,151	372,996
Total Consumer, Cyclical		7,484,236
Technology - 15.4%
Microsoft Corp.	7,151	2,405,024
salesforce.com, Inc.*	7,151	1,817,284
Apple, Inc.	7,151	1,269,803
International Business Machines Corp.	7,151	955,803
Intel Corp.	7,151	368,276
Total Technology		6,816,190
Industrial - 12.8%
Honeywell International, Inc.	7,151	1,491,055
Caterpillar, Inc.	7,151	1,478,398
Boeing Co.*	7,151	1,439,639
3M Co.	7,151	1,270,232
Total Industrial		5,679,324
Communications - 4.3%
Walt Disney Co.*	7,151	1,107,618
Cisco Systems, Inc.	7,151	453,159
Verizon Communications, Inc.	7,151	371,566
Total Communications		1,932,343
Energy - 1.9%
Chevron Corp.	7,151	839,170
Basic Materials - 0.9%
Dow, Inc.	7,151	405,605
Total Common Stocks
(Cost $24,032,359)		39,427,181

	Face Amount
U.S. TREASURY BILLS†† - 6.9%
U.S. Treasury Bills
0.09% due 06/02/22[1,2]	$3,000,000	2,998,672
0.04% due 01/06/22[2,3]	45,000	45,000
Total U.S. Treasury Bills
(Cost $3,043,885)		3,043,672

REPURCHASE AGREEMENTS††,4 - 2.9%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[1]	724,187	724,187
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[1]	299,502	299,502
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[1]	272,275	272,275
Total Repurchase Agreements
(Cost $1,295,964)		1,295,964
Total Investments - 98.7%
(Cost $28,372,208)		$43,766,817
Other Assets & Liabilities, net - 1.3%		593,740
Total Net Assets - 100.0%		$44,360,557

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	16	Mar 2022	$2,898,400	$47,930

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	Pay	0.55% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	01/26/22	879	$31,943,909	$698,093
BNP Paribas	Dow Jones Industrial Average Index	Pay	0.63% (Federal Funds Rate + 0.55%)	At Maturity	01/27/22	381	13,841,175	208,672
							$45,785,084	$906,765

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
2	Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as futures collateral at December 31, 2021.
4	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,427,181	$—	$—	$39,427,181
U.S. Treasury Bills	—	3,043,672	—	3,043,672
Repurchase Agreements	—	1,295,964	—	1,295,964
Equity Futures Contracts**	47,930	—	—	47,930
Equity Index Swap Agreements**	—	906,765	—	906,765
Total Assets	$39,475,111	$5,246,401	$—	$44,721,512

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 28.6%
Federal Farm Credit Bank
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	$500,000	$500,370
0.07% (U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22[1]	500,000	499,881
0.38% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	400,000	400,310
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	180,000	180,247
Total Federal Agency Notes
(Cost $1,580,000)		1,580,808

U.S. TREASURY BILLS†† - 14.8%
U.S. Treasury Bills
0.09% due 06/02/22[2,3]	800,000	799,646
0.04% due 01/06/22[3,4]	18,000	18,000
Total U.S. Treasury Bills
(Cost $817,701)		817,646

REPURCHASE AGREEMENTS††,5 - 71.7%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[2]	2,214,250	2,214,250
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[2]	915,748	915,748
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[2]	832,498	832,498
Total Repurchase Agreements
(Cost $3,962,496)		3,962,496
Total Investments - 115.1%
(Cost $6,360,197)		$6,360,950
Other Assets & Liabilities, net - (15.1)%		(832,216)
Total Net Assets - 100.0%		$5,528,734

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	14	Mar 2022	$2,536,100	$(28,238)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average Index	Receive	0.23% (Federal Funds Rate + 0.15%)	At Maturity	01/27/22	68	$2,484,711	$10,102
Barclays Bank plc	Dow Jones Industrial Average Index	Receive	0.30% (U.S. Secured Overnight Financing Rate + 0.25%)	At Maturity	01/26/22	147	5,359,060	(117,694)
							$7,843,771	$(107,592)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
2	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
3	Rate indicated is the effective yield at the time of purchase.
4	All or a portion of this security is pledged as futures collateral at December 31, 2021.
5	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$1,580,808	$—	$1,580,808
U.S. Treasury Bills	—	817,646	—	817,646
Repurchase Agreements	—	3,962,496	—	3,962,496
Equity Index Swap Agreements**	—	10,102	—	10,102
Total Assets	$—	$6,371,052	$—	$6,371,052

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$28,238	$—	$—	$28,238
Equity Index Swap Agreements**	—	117,694	—	117,694
Total Liabilities	$28,238	$117,694	$—	$145,932

** This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 48.4%
Federal Farm Credit Bank
0.05% (U.S. Prime Rate - 3.20%, Rate Floor: 0.00%) due 05/18/22[1]	$1,000,000	$999,885
0.07% (U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22[1]	1,000,000	999,763
0.36% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[1]	500,000	500,479
0.38% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[1]	500,000	500,388
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	300,000	300,411
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[1]	500,000	500,220
Total Federal Agency Notes
(Cost $3,799,827)		3,801,146

U.S. TREASURY BILLS†† - 4.7%
U.S. Treasury Bills
0.09% due 06/02/22[2,3]	300,000	299,867
0.04% due 01/06/22[3,4]	68,000	68,000
Total U.S. Treasury Bills
(Cost $367,886)		367,867

REPURCHASE AGREEMENTS††,5 - 38.5%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[2]	1,693,796	1,693,796
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[2]	700,504	700,504
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[2]	636,822	636,822
Total Repurchase Agreements
(Cost $3,031,122)		3,031,122
Total Investments - 91.6%
(Cost $7,198,835)		$7,200,135
Other Assets & Liabilities, net - 8.4%		664,523
Total Net Assets - 100.0%		$7,864,658

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	7	Mar 2022	$2,285,535	$26,534

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	Receive	0.33% (Federal Funds Rate + 0.25%)	At Maturity	01/27/22	349	$5,700,079	$69,119
Goldman Sachs International	NASDAQ-100 Index	Receive	0.33% (Federal Funds Rate + 0.25%)	At Maturity	01/27/22	313	5,115,947	36,513
Barclays Bank plc	NASDAQ-100 Index	Receive	0.40% (U.S. Secured Overnight Financing Rate + 0.35%)	At Maturity	01/26/22	162	2,637,341	(65,482)
							$13,453,367	$40,150

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
2	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
3	Rate indicated is the effective yield at the time of purchase.
4	All or a portion of this security is pledged as futures collateral at December 31, 2021.
5	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$3,801,146	$—	$3,801,146
U.S. Treasury Bills	—	367,867	—	367,867
Repurchase Agreements	—	3,031,122	—	3,031,122
Equity Futures Contracts**	26,534	—	—	26,534
Equity Index Swap Agreements**	—	105,632	—	105,632
Total Assets	$26,534	$7,305,767	$—	$7,332,301

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$65,482	$—	$65,482

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 7.9%
Federal Farm Credit Bank
0.07% (U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22[1]	$500,000	$499,881
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	360,000	360,493
Total Federal Agency Notes
(Cost $860,000)		860,374

U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
0.09% due 06/02/22[2,3]	100,000	99,956
0.04% due 01/06/22[3,4]	39,000	39,000
Total U.S. Treasury Bills
(Cost $138,962)		138,956

REPURCHASE AGREEMENTS††,5 - 58.0%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[2]	3,522,083	3,522,083
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[2]	1,456,628	1,456,628
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[2]	1,324,208	1,324,208
Total Repurchase Agreements
(Cost $6,302,919)		6,302,919
Total Investments - 67.2%
(Cost $7,301,881)		$7,302,249
Other Assets & Liabilities, net - 32.8%		3,556,207
Total Net Assets - 100.0%		$10,858,456

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	8	Mar 2022	$897,000	$(6,750)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	Pay	(0.45)% (U.S. Secured Overnight Financing Rate - 0.50%)	At Maturity	01/26/22	231	$518,903	$(19,798)
BNP Paribas	Russell 2000 Index	Pay	(0.12)% (Federal Funds Rate - 0.20%)	At Maturity	01/27/22	836	1,877,260	(41,890)
Goldman Sachs International	Russell 2000 Index	Receive	0.03% (Federal Funds Rate - 0.05%)	At Maturity	01/27/22	8,254	18,533,206	(54,919)
							$20,929,369	$(116,607)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
2	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
3	Rate indicated is the effective yield at the time of purchase.
4	All or a portion of this security is pledged as futures collateral at December 31, 2021.
5	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$860,374	$—	$860,374
U.S. Treasury Bills	—	138,956	—	138,956
Repurchase Agreements	—	6,302,919	—	6,302,919
Total Assets	$—	$7,302,249	$—	$7,302,249

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$6,750	$—	$—	$6,750
Equity Index Swap Agreements**	—	116,607	—	116,607
Total Liabilities	$6,750	$116,607	$—	$123,357

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 63.7%
Federal Farm Credit Bank
0.36% (3 Month U.S. Treasury Bill Rate + 0.27%, Rate Floor: 0.00%) due 05/16/22[1]	$1,500,000	$1,501,437
0.07% (U.S. Prime Rate - 3.18%, Rate Floor: 0.00%) due 10/25/22[1]	1,000,000	999,763
0.45% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[1]	750,000	750,554
0.44% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[1]	600,000	600,822
Fannie Mae
0.27% (U.S. Secured Overnight Financing Rate + 0.22%, Rate Floor: 0.00%) due 03/16/22[1]	2,000,000	2,000,880
Total Federal Agency Notes
(Cost $5,849,829)		5,853,456

U.S. TREASURY BILLS†† - 17.2%
U.S. Treasury Bills
0.09% due 06/02/22[2,3]	1,000,000	999,557
0.10% due 06/02/22[3]	500,000	499,779
0.04% due 01/06/22[3,4]	80,000	80,000
Total U.S. Treasury Bills
(Cost $1,579,415)		1,579,336

REPURCHASE AGREEMENTS††,5 - 27.5%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[2]	1,409,699	1,409,699
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[2]	583,010	583,010
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[2]	530,009	530,009
Total Repurchase Agreements
(Cost $2,522,718)		2,522,718
Total Investments - 108.4%
(Cost $9,951,962)		$9,955,510
Other Assets & Liabilities, net - (8.4)%		(774,739)
Total Net Assets - 100.0%		$9,180,771

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	5	Mar 2022	$1,189,875	$(20,634)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	0.43% (Federal Funds Rate + 0.35%)	At Maturity	01/27/22	1,505	$7,170,811	$39,370
BNP Paribas	S&P 500 Index	Receive	0.28% (Federal Funds Rate + 0.20%)	At Maturity	01/27/22	738	3,517,782	(41,575)
Barclays Bank plc	S&P 500 Index	Receive	0.35% (U.S. Secured Overnight Financing Rate + 0.30%)	At Maturity	01/26/22	1,357	6,465,478	(254,395)
							$17,154,071	$(256,600)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
2	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
3	Rate indicated is the effective yield at the time of purchase.
4	All or a portion of this security is pledged as futures collateral at December 31, 2021.
5	Repurchase Agreements — See Note 4.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$5,853,456	$—	$5,853,456
U.S. Treasury Bills	—	1,579,336	—	1,579,336
Repurchase Agreements	—	2,522,718	—	2,522,718
Equity Index Swap Agreements**	—	39,370	—	39,370
Total Assets	$—	$9,994,880	$—	$9,994,880

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$20,634	$—	$—	$20,634
Equity Index Swap Agreements**	—	295,970	—	295,970
Total Liabilities	$20,634	$295,970	$—	$316,604

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 85.2%
Technology - 40.1%
Apple, Inc.	562,098	$99,811,742
Microsoft Corp.	257,230	86,511,594
NVIDIA Corp.	120,540	35,452,019
Broadcom, Inc.	23,397	15,568,598
Adobe, Inc.*	27,045	15,336,138
Intel Corp.	231,173	11,905,409
QUALCOMM, Inc.	63,662	11,641,870
Intuit, Inc.	16,096	10,353,269
Texas Instruments, Inc.	52,495	9,893,733
Advanced Micro Devices, Inc.*	68,642	9,877,584
Applied Materials, Inc.	51,324	8,076,345
Micron Technology, Inc.	63,584	5,922,850
Lam Research Corp.	8,003	5,755,357
Analog Devices, Inc.	30,548	5,369,422
Marvell Technology, Inc.	46,816	4,095,932
Fiserv, Inc.*	37,528	3,895,031
KLA Corp.	8,618	3,706,688
ASML Holding N.V. — Class G	4,608	3,668,613
Autodesk, Inc.*	12,497	3,514,031
NXP Semiconductor N.V.	15,116	3,443,122
Fortinet, Inc.*	9,293	3,339,904
Synopsys, Inc.*	8,669	3,194,526
Atlassian Corporation plc — Class A*	7,982	3,043,457
Workday, Inc. — Class A*	10,970	2,996,785
Xilinx, Inc.	14,091	2,987,715
Activision Blizzard, Inc.	44,273	2,945,483
Cadence Design Systems, Inc.*	15,753	2,935,572
Paychex, Inc.	20,496	2,797,704
Microchip Technology, Inc.	31,540	2,745,872
Cognizant Technology Solutions Corp. — Class A	29,856	2,648,825
Datadog, Inc. — Class A*	14,620	2,603,968
Zscaler, Inc.*	7,961	2,558,108
Zoom Video Communications, Inc. — Class A*	13,770	2,532,441
Crowdstrike Holdings, Inc. — Class A*	11,700	2,395,575
Electronic Arts, Inc.	16,075	2,120,292
ANSYS, Inc.*	4,960	1,989,555
DocuSign, Inc.*	11,182	1,703,130
NetEase, Inc. ADR	16,106	1,639,269
Skyworks Solutions, Inc.	9,401	1,458,471
Splunk, Inc.*	9,183	1,062,657
Total Technology		403,498,656
Communications - 24.9%
Amazon.com, Inc.*	17,375	57,934,158
Meta Platforms, Inc. — Class A*	121,395	40,831,208
Alphabet, Inc. — Class C*	10,886	31,499,621
Alphabet, Inc. — Class A*	10,306	29,856,894
Cisco Systems, Inc.	239,734	15,191,943
Netflix, Inc.*	25,178	15,168,234
Comcast Corp. — Class A	259,166	13,043,825
T-Mobile US, Inc.*	70,998	8,234,348
Charter Communications, Inc. — Class A*	10,192	6,644,878
Booking Holdings, Inc.*	2,334	5,599,803
MercadoLibre, Inc.*	2,868	3,867,211
Airbnb, Inc. — Class A*	19,714	3,282,184
Palo Alto Networks, Inc.*	5,609	3,122,867
JD.com, Inc. ADR*	42,152	2,953,591
eBay, Inc.	35,583	2,366,269
Match Group, Inc.*	16,091	2,128,035
Baidu, Inc. ADR*	13,797	2,052,856
Okta, Inc.*	8,391	1,881,010
VeriSign, Inc.*	6,314	1,602,619
Sirius XM Holdings, Inc.[1]	227,336	1,443,584
Pinduoduo, Inc. ADR*	23,632	1,377,746
Total Communications		250,082,884
Consumer, Non-cyclical - 9.8%
PepsiCo, Inc.	78,592	13,652,216
PayPal Holdings, Inc.*	66,784	12,594,127
Intuitive Surgical, Inc.*	20,306	7,295,946
Amgen, Inc.	32,018	7,203,089
Automatic Data Processing, Inc.	23,952	5,906,084
Moderna, Inc.*	23,047	5,853,477
Mondelez International, Inc. — Class A	79,292	5,257,853
Gilead Sciences, Inc.	71,301	5,177,166
Regeneron Pharmaceuticals, Inc.*	6,009	3,794,804
Illumina, Inc.*	8,884	3,379,829
IDEXX Laboratories, Inc.*	4,820	3,173,777
Vertex Pharmaceuticals, Inc.*	14,452	3,173,659
Keurig Dr Pepper, Inc.	80,599	2,970,879
Dexcom, Inc.*	5,509	2,958,058
Align Technology, Inc.*	4,482	2,945,481
Monster Beverage Corp.*	30,077	2,888,595
Cintas Corp.	5,878	2,604,953
Kraft Heinz Co.	69,576	2,497,778
Verisk Analytics, Inc. — Class A	9,161	2,095,396
Biogen, Inc.*	8,351	2,003,572
Seagen, Inc.*	10,394	1,606,912
Total Consumer, Non-cyclical		99,033,651
Consumer, Cyclical - 8.3%
Tesla, Inc.*	34,408	36,361,686
Costco Wholesale Corp.	25,114	14,257,218
Starbucks Corp.	66,686	7,800,261
Lucid Group, Inc.*,1	93,581	3,560,757
Marriott International, Inc. — Class A*	18,512	3,058,923
Lululemon Athletica, Inc.*	7,083	2,772,640
O'Reilly Automotive, Inc.*	3,830	2,704,861
Walgreens Boots Alliance, Inc.	49,203	2,566,429
Ross Stores, Inc.	20,200	2,308,456
Fastenal Co.	32,693	2,094,313
Copart, Inc.*	13,482	2,044,141
Dollar Tree, Inc.*	12,787	1,796,829
PACCAR, Inc.	19,734	1,741,723
Peloton Interactive, Inc. — Class A*	17,118	612,140
Total Consumer, Cyclical		83,680,377
Industrial - 1.3%
Honeywell International, Inc.	39,131	8,159,205
CSX Corp.	126,073	4,740,345
Total Industrial		12,899,550
Utilities - 0.8%
Exelon Corp.	55,609	3,211,976

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 85.2% (continued)
Utilities - 0.8% (continued)
American Electric Power Company, Inc.	28,628	$2,547,033
Xcel Energy, Inc.	30,619	2,072,906
Total Utilities		7,831,915
Total Common Stocks
(Cost $420,516,381)		857,027,033

	Face Amount
U.S. TREASURY BILLS†† - 7.1%
U.S. Treasury Bills
0.09% due 06/02/22[2]	$60,500,000	60,473,216
0.04% due 01/06/22[2,3]	11,341,000	11,340,996
Total U.S. Treasury Bills
(Cost $71,817,951)		71,814,212

REPURCHASE AGREEMENTS††,4 - 5.7%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[5]	32,336,989	32,336,989
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[5]	13,373,616	13,373,616
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[5]	12,157,833	12,157,833
Total Repurchase Agreements
(Cost $57,868,438)		57,868,438

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	3,987,580	3,987,580
Total Securities Lending Collateral
(Cost $3,987,580)		3,987,580
Total Investments - 98.4%
(Cost $554,190,350)		$990,697,263
Other Assets & Liabilities, net - 1.6%		15,917,020
Total Net Assets - 100.0%		$1,006,614,283

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	394	Mar 2022	$128,642,970	$1,501,367

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	0.55% (U.S. Secured Overnight Financing Rate + 0.50%)	At Maturity	01/26/22	39,078	$637,762,560	$15,778,827
Goldman Sachs International	NASDAQ-100 Index	Pay	0.63% (Federal Funds Rate + 0.55%)	At Maturity	01/27/22	23,400	381,886,203	1,009,232
BNP Paribas	NASDAQ-100 Index	Pay	0.73% (Federal Funds Rate + 0.65%)	At Maturity	01/27/22	612	9,988,653	204,072
							$1,029,637,416	$16,992,131

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

1	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
2	Rate indicated is the effective yield at the time of purchase.
3	All or a portion of this security is pledged as futures collateral at December 31, 2021.
4	Repurchase Agreements — See Note 4.
5	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
6	Securities lending collateral — See Note 5.
7	Rate indicated is the 7-day yield as of December 31, 2021.

ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$857,027,033	$—	$—	$857,027,033
U.S. Treasury Bills	—	71,814,212	—	71,814,212
Repurchase Agreements	—	57,868,438	—	57,868,438
Securities Lending Collateral	3,987,580	—	—	3,987,580
Equity Futures Contracts**	1,501,367	—	—	1,501,367
Equity Index Swap Agreements**	—	16,992,131	—	16,992,131
Total Assets	$862,515,980	$146,674,781	$—	$1,009,190,761

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0%
Consumer, Non-cyclical - 7.7%
Tenet Healthcare Corp.*	680	$55,549
Avis Budget Group, Inc.*	265	54,953
Intellia Therapeutics, Inc.*	446	52,735
Omnicell, Inc.*	279	50,343
Biohaven Pharmaceutical Holding Company Ltd.*	357	49,198
Performance Food Group Co.*	981	45,018
Arrowhead Pharmaceuticals, Inc.*	656	43,493
Blueprint Medicines Corp.*	379	40,595
Medpace Holdings, Inc.*	186	40,481
ASGN, Inc.*	326	40,228
Inspire Medical Systems, Inc.*	174	40,030
Shockwave Medical, Inc.*	216	38,519
Helen of Troy Ltd.*	154	37,649
AMN Healthcare Services, Inc.*	305	37,311
Arena Pharmaceuticals, Inc.*	396	36,804
Halozyme Therapeutics, Inc.*	887	35,666
API Group Corp.*	1,282	33,037
Neogen Corp.*	697	31,651
Fate Therapeutics, Inc.*	525	30,718
LivaNova plc*	347	30,338
Option Care Health, Inc.*	1,018	28,952
Ensign Group, Inc.	341	28,630
STAAR Surgical Co.*	308	28,120
Insperity, Inc.	235	27,756
LHC Group, Inc.*	198	27,172
CONMED Corp.	188	26,651
Denali Therapeutics, Inc.*	589	26,269
Korn Ferry	345	26,127
Celsius Holdings, Inc.*	349	26,025
Triton International Ltd.	432	26,019
Alarm.com Holdings, Inc.*	306	25,952
Beam Therapeutics, Inc.*	323	25,740
Pacific Biosciences of California, Inc.*	1,258	25,739
Herc Holdings, Inc.	162	25,361
Sanderson Farms, Inc.	132	25,223
NeoGenomics, Inc.*	734	25,044
TriNet Group, Inc.*	262	24,958
Arvinas, Inc.*	302	24,806
Alkermes plc*	1,038	24,144
Intra-Cellular Therapies, Inc.*	457	23,919
Twist Bioscience Corp.*	306	23,681
HealthEquity, Inc.*	529	23,403
Cytokinetics, Inc.*,1	513	23,383
Simply Good Foods Co.*	551	22,905
iRhythm Technologies, Inc.*	191	22,479
Apellis Pharmaceuticals, Inc.*	463	21,891
WD-40 Co.	88	21,528
Sprouts Farmers Market, Inc.*	723	21,459
Select Medical Holdings Corp.	715	21,021
Merit Medical Systems, Inc.*	332	20,684
Brink's Co.	315	20,655
Progyny, Inc.*	409	20,593
LiveRamp Holdings, Inc.*	428	20,523
Rent-A-Center, Inc.	427	20,513
Owens & Minor, Inc.	469	20,401
Lancaster Colony Corp.	123	20,369
Marathon Digital Holdings, Inc.*,1	618	20,307
Insmed, Inc.*	744	20,267
AtriCure, Inc.*	291	20,233
Inari Medical, Inc.*	221	20,171
Invitae Corp.*	1,297	19,805
Amicus Therapeutics, Inc.*	1,702	19,658
Prestige Consumer Healthcare, Inc.*	324	19,651
R1 RCM, Inc.*	769	19,602
EVERTEC, Inc.	392	19,592
Zentalis Pharmaceuticals, Inc.*	233	19,586
Karuna Therapeutics, Inc.*	144	18,864
PROG Holdings, Inc.*	417	18,811
Coca-Cola Consolidated, Inc.	30	18,576
Kodiak Sciences, Inc.*	217	18,397
Integer Holdings Corp.*	213	18,231
Nevro Corp.*	224	18,160
ACADIA Pharmaceuticals, Inc.*	775	18,088
Hostess Brands, Inc.*	885	18,072
Veracyte, Inc.*	437	18,004
Primo Water Corp.	1,018	17,947
PTC Therapeutics, Inc.*	449	17,884
ABM Industries, Inc.	436	17,811
United Natural Foods, Inc.*	362	17,767
NuVasive, Inc.*	335	17,581
Haemonetics Corp.*	327	17,344
Pacira BioSciences, Inc.*	282	16,968
Axonics, Inc.*	297	16,632
Ortho Clinical Diagnostics Holdings plc*	771	16,492
Patterson Companies, Inc.	555	16,289
Vir Biotechnology, Inc.*	389	16,287
Edgewell Personal Care Co.	352	16,090
John Wiley & Sons, Inc. — Class A	279	15,978
BioCryst Pharmaceuticals, Inc.*	1,151	15,941
TG Therapeutics, Inc.*	830	15,770
Graham Holdings Co. — Class B	25	15,746
Medifast, Inc.	75	15,707
J & J Snack Foods Corp.	96	15,164
Ligand Pharmaceuticals, Inc. — Class B*	98	15,137
CareDx, Inc.*	327	14,872
Xencor, Inc.*	366	14,684
Magellan Health, Inc.*	154	14,629
Turning Point Therapeutics, Inc.*	298	14,215
Kymera Therapeutics, Inc.*	222	14,095
Myriad Genetics, Inc.*	502	13,855
Emergent BioSolutions, Inc.*	318	13,823
Relay Therapeutics, Inc.*	448	13,758
TreeHouse Foods, Inc.*	337	13,659
Beauty Health Co.*	565	13,650
Fulgent Genetics, Inc.*	134	13,479
MEDNAX, Inc.*	493	13,415
Covetrus, Inc.*	670	13,380
Glaukos Corp.*	292	12,976
B&G Foods, Inc.[1]	415	12,753
ChemoCentryx, Inc.*	350	12,743
Riot Blockchain, Inc.*,1	570	12,728
CBIZ, Inc.*	324	12,675
Recursion Pharmaceuticals, Inc. — Class A*	738	12,642

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Consumer, Non-cyclical - 7.7% (continued)
Lantheus Holdings, Inc.*	436	$12,596
Green Dot Corp. — Class A*	347	12,575
Central Garden & Pet Co. — Class A*	262	12,537
Monro, Inc.	215	12,528
OPKO Health, Inc.*	2,586	12,439
NanoString Technologies, Inc.*	294	12,416
Inter Parfums, Inc.	116	12,400
Corcept Therapeutics, Inc.*	626	12,395
IVERIC bio, Inc.*	737	12,323
ICF International, Inc.	120	12,306
ModivCare, Inc.*	80	11,863
Arcus Biosciences, Inc.*	293	11,858
CorVel Corp.*	57	11,856
Vericel Corp.*	301	11,829
SpringWorks Therapeutics, Inc.*	190	11,776
Editas Medicine, Inc.*	443	11,762
Travere Therapeutics, Inc.*	377	11,702
Surgery Partners, Inc.*	218	11,643
Celldex Therapeutics, Inc.*	298	11,515
Heska Corp.*	63	11,497
Agios Pharmaceuticals, Inc.*	348	11,439
Coursera, Inc.*	468	11,438
Avid Bioservices, Inc.*	391	11,409
AdaptHealth Corp.*	464	11,349
Global Blood Therapeutics, Inc.*	387	11,327
Bridgebio Pharma, Inc.*,1	679	11,326
Prothena Corporation plc*	226	11,164
Textainer Group Holdings Ltd.	310	11,070
Ironwood Pharmaceuticals, Inc. — Class A*	940	10,960
Cassava Sciences, Inc.*,1	248	10,838
Avanos Medical, Inc.*	312	10,817
Multiplan Corp.*	2,439	10,805
Community Health Systems, Inc.*	804	10,701
Vector Group Ltd.	930	10,676
elf Beauty, Inc.*	312	10,362
Repay Holdings Corp.*	561	10,249
Kforce, Inc.	132	9,929
Protagonist Therapeutics, Inc.*	290	9,918
Dynavax Technologies Corp.*	698	9,821
REVOLUTION Medicines, Inc.*	384	9,665
Cal-Maine Foods, Inc.*	261	9,654
ImmunoGen, Inc.*	1,280	9,498
Adtalem Global Education, Inc.*	320	9,459
Silk Road Medical, Inc.*	220	9,374
Addus HomeCare Corp.*	100	9,351
Enanta Pharmaceuticals, Inc.*	125	9,347
2U, Inc.*	465	9,333
Supernus Pharmaceuticals, Inc.*	318	9,273
Strategic Education, Inc.	158	9,139
Sorrento Therapeutics, Inc.*	1,913	8,895
RadNet, Inc.*	294	8,852
Deluxe Corp.	273	8,766
Stride, Inc.*	261	8,699
Sana Biotechnology, Inc.*	559	8,653
Nuvation Bio, Inc.*	1,018	8,653
Universal Corp.	157	8,623
Accolade, Inc.*	326	8,593
Quanterix Corp.*	200	8,480
Atara Biotherapeutics, Inc.*	535	8,432
Cerevel Therapeutics Holdings, Inc.*	260	8,429
Crinetics Pharmaceuticals, Inc.*	295	8,381
REGENXBIO, Inc.*	256	8,371
USANA Health Sciences, Inc.*	81	8,197
Krystal Biotech, Inc.*	116	8,114
C4 Therapeutics, Inc.*	250	8,050
US Physical Therapy, Inc.	83	7,931
Inhibrx, Inc.*	181	7,904
Andersons, Inc.	204	7,897
Laureate Education, Inc. — Class A	643	7,870
Evo Payments, Inc. — Class A*	307	7,859
Ingles Markets, Inc. — Class A	91	7,857
FibroGen, Inc.*	557	7,854
Varex Imaging Corp.*	248	7,824
MGP Ingredients, Inc.	92	7,819
Alector, Inc.*	378	7,806
Cimpress plc*	109	7,805
CoreCivic, Inc.*	776	7,737
Prometheus Biosciences, Inc.*	192	7,592
Tivity Health, Inc.*	285	7,536
Senseonics Holdings, Inc.*	2,797	7,468
Cerus Corp.*	1,088	7,409
Revance Therapeutics, Inc.*	454	7,409
BellRing Brands, Inc. — Class A*,1	258	7,361
Huron Consulting Group, Inc.*	145	7,236
Anavex Life Sciences Corp.*	416	7,213
American Well Corp. — Class A*	1,185	7,158
Weis Markets, Inc.	106	6,983
MannKind Corp.*	1,598	6,983
National Beverage Corp.	152	6,890
Axsome Therapeutics, Inc.*	180	6,800
Chefs' Warehouse, Inc.*	204	6,793
First Advantage Corp.*	353	6,721
Inovio Pharmaceuticals, Inc.*	1,338	6,677
Coherus Biosciences, Inc.*	415	6,623
AngioDynamics, Inc.*	240	6,619
Allogene Therapeutics, Inc.*	440	6,565
Cross Country Healthcare, Inc.*	233	6,468
Syndax Pharmaceuticals, Inc.*	292	6,392
Morphic Holding, Inc.*	134	6,349
Atrion Corp.	9	6,344
Carriage Services, Inc. — Class A	98	6,315
TrueBlue, Inc.*	227	6,281
MaxCyte, Inc.*	615	6,267
MacroGenics, Inc.*	389	6,243
Vaxcyte, Inc.*	261	6,209
Madrigal Pharmaceuticals, Inc.*	73	6,186
Harmony Biosciences Holdings, Inc.*	145	6,183
Brookdale Senior Living, Inc. — Class A*	1,198	6,182
LeMaitre Vascular, Inc.	123	6,178
Seer, Inc.*	269	6,136
iTeos Therapeutics, Inc.*	131	6,099
Fresh Del Monte Produce, Inc.	217	5,989
SpartanNash Co.	232	5,976
Castle Biosciences, Inc.*	139	5,959
Instil Bio, Inc.*	346	5,920
Joint Corp.*	90	5,912
Keros Therapeutics, Inc.*	101	5,910
Utz Brands, Inc.	370	5,902

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Consumer, Non-cyclical - 7.7% (continued)
Zogenix, Inc.*	363	$5,899
Nurix Therapeutics, Inc.*	203	5,877
Intersect ENT, Inc.*	215	5,872
Avidity Biosciences, Inc.*	244	5,800
Vivint Smart Home, Inc.*	593	5,800
Sangamo Therapeutics, Inc.*	768	5,760
Kura Oncology, Inc.*	411	5,754
Rocket Pharmaceuticals, Inc.*	263	5,741
Berkeley Lights, Inc.*	314	5,709
Viad Corp.*	132	5,648
Arlo Technologies, Inc.*	538	5,644
Meridian Bioscience, Inc.*	276	5,630
Amphastar Pharmaceuticals, Inc.*	240	5,590
Endo International plc*	1,483	5,576
Vanda Pharmaceuticals, Inc.*	355	5,570
Heidrick & Struggles International, Inc.	126	5,510
National Healthcare Corp.	81	5,503
WW International, Inc.*	341	5,500
Heron Therapeutics, Inc.*	598	5,460
Bionano Genomics, Inc.*	1,820	5,442
Ocugen, Inc.*,1	1,195	5,437
Pulmonx Corp.*	169	5,420
OrthoPediatrics Corp.*	90	5,387
Quanex Building Products Corp.	217	5,377
Duckhorn Portfolio, Inc.*	230	5,368
Butterfly Network, Inc.*	800	5,352
Perdoceo Education Corp.*	455	5,351
Triple-S Management Corp. — Class B*	147	5,245
Alphatec Holdings, Inc.*	458	5,235
John B Sanfilippo & Son, Inc.	58	5,229
Replimune Group, Inc.*	192	5,203
Natus Medical, Inc.*	219	5,197
Aaron's Company, Inc.	210	5,177
RR Donnelley & Sons Co.*	459	5,168
Arcturus Therapeutics Holdings, Inc.*	137	5,070
RAPT Therapeutics, Inc.*	138	5,069
CryoLife, Inc.*	247	5,026
Ideaya Biosciences, Inc.*	212	5,012
ACCO Brands Corp.	603	4,981
ViewRay, Inc.*	896	4,937
Innoviva, Inc.*	281	4,847
Vaxart, Inc.*,1	773	4,847
Aclaris Therapeutics, Inc.*	330	4,798
Cardiovascular Systems, Inc.*	254	4,770
Tattooed Chef, Inc.*	306	4,755
Cutera, Inc.*	114	4,710
Calavo Growers, Inc.	111	4,706
Reata Pharmaceuticals, Inc. — Class A*	178	4,694
SI-BONE, Inc.*	211	4,686
MeiraGTx Holdings plc*	193	4,582
MoneyGram International, Inc.*	579	4,568
Gossamer Bio, Inc.*	402	4,547
Scholar Rock Holding Corp.*	179	4,446
Honest Company, Inc.*	545	4,409
Hanger, Inc.*	243	4,406
Bluebird Bio, Inc.*	437	4,366
Forrester Research, Inc.*	74	4,346
AnaptysBio, Inc.*	125	4,344
MiMedx Group, Inc.*	719	4,343
Agenus, Inc.*	1,337	4,305
Theravance Biopharma, Inc.*	389	4,298
CRA International, Inc.	46	4,295
Inogen, Inc.*	126	4,284
Collegium Pharmaceutical, Inc.*	228	4,259
Transcat, Inc.*	46	4,252
Catalyst Pharmaceuticals, Inc.*	628	4,252
Surmodics, Inc.*	88	4,237
SP Plus Corp.*	150	4,233
Sutro Biopharma, Inc.*	281	4,181
Affimed N.V.*	751	4,146
Praxis Precision Medicines, Inc.*	210	4,137
Apria, Inc.*	126	4,108
Chinook Therapeutics, Inc.*	250	4,077
OraSure Technologies, Inc.*	463	4,023
PetIQ, Inc.*	174	3,952
4D Molecular Therapeutics, Inc.*	179	3,927
PMV Pharmaceuticals, Inc.*	170	3,927
Antares Pharma, Inc.*	1,080	3,856
Pennant Group, Inc.*	166	3,831
Orthofix Medical, Inc.*	123	3,824
Kelly Services, Inc. — Class A	228	3,824
Eagle Pharmaceuticals, Inc.*	75	3,819
Edgewise Therapeutics, Inc.*	248	3,789
Mission Produce, Inc.*	240	3,768
Verve Therapeutics, Inc.*	102	3,761
Seres Therapeutics, Inc.*	451	3,757
Franklin Covey Co.*	81	3,755
2seventy bio, Inc.*	146	3,742
Atea Pharmaceuticals, Inc.*	418	3,737
National Research Corp. — Class A	90	3,737
BrightView Holdings, Inc.*	265	3,731
Arcutis Biotherapeutics, Inc.*	179	3,712
Kezar Life Sciences, Inc.*	222	3,712
Y-mAbs Therapeutics, Inc.*	226	3,663
Tootsie Roll Industries, Inc.	101	3,659
Cass Information Systems, Inc.	93	3,657
Design Therapeutics, Inc.*,1	170	3,640
Resources Connection, Inc.	204	3,639
NGM Biopharmaceuticals, Inc.*	204	3,613
Treace Medical Concepts, Inc.*	193	3,598
Turning Point Brands, Inc.	94	3,551
Inotiv, Inc.*	84	3,534
Agiliti, Inc.*	152	3,520
Akero Therapeutics, Inc.*	166	3,511
Cara Therapeutics, Inc.*	288	3,508
Ocular Therapeutix, Inc.*	496	3,457
Vectrus, Inc.*	75	3,433
Kronos Bio, Inc.*	252	3,425
Paya Holdings, Inc.*	532	3,373
Central Garden & Pet Co.*	64	3,368
Gritstone bio, Inc.*	261	3,356
Anika Therapeutics, Inc.*	93	3,332
Personalis, Inc.*	233	3,325
Barrett Business Services, Inc.	48	3,315
Hackett Group, Inc.	159	3,264
Ennis, Inc.	165	3,222
22nd Century Group, Inc.*	1,042	3,220
TransMedics Group, Inc.*	168	3,219
Forma Therapeutics Holdings, Inc.*	221	3,143
Mind Medicine MindMed, Inc.*	2,252	3,108

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Consumer, Non-cyclical - 7.7% (continued)
Amneal Pharmaceuticals, Inc.*	645	$3,090
Vapotherm, Inc.*	148	3,065
Fulcrum Therapeutics, Inc.*	172	3,043
Chimerix, Inc.*	472	3,035
ORIC Pharmaceuticals, Inc.*	205	3,013
Karyopharm Therapeutics, Inc.*	466	2,996
Stoke Therapeutics, Inc.*	124	2,975
Intercept Pharmaceuticals, Inc.*	182	2,965
Kinnate Biopharma, Inc.*	167	2,959
Rigel Pharmaceuticals, Inc.*	1,106	2,931
Foghorn Therapeutics, Inc.*	127	2,904
ANI Pharmaceuticals, Inc.*	63	2,903
Mersana Therapeutics, Inc.*	463	2,880
Rubius Therapeutics, Inc.*	297	2,875
Vital Farms, Inc.*	159	2,872
Accuray, Inc.*	599	2,857
LifeStance Health Group, Inc.*	300	2,856
Marinus Pharmaceuticals, Inc.*	240	2,851
Rhythm Pharmaceuticals, Inc.*	285	2,844
VBI Vaccines, Inc.*	1,205	2,820
Oramed Pharmaceuticals, Inc.*	196	2,799
SeaSpine Holdings Corp.*	205	2,792
Athira Pharma, Inc.*	209	2,723
Bioventus, Inc. — Class A*	187	2,710
Phibro Animal Health Corp. — Class A	132	2,695
ImmunityBio, Inc.*,1	442	2,687
Krispy Kreme, Inc.	142	2,687
American Public Education, Inc.*	120	2,670
Curis, Inc.*	560	2,666
Whole Earth Brands, Inc.*	242	2,599
Phathom Pharmaceuticals, Inc.*	132	2,596
G1 Therapeutics, Inc.*,1	254	2,593
Apyx Medical Corp.*	202	2,590
Cullinan Oncology, Inc.*	167	2,577
Tejon Ranch Co.*	135	2,576
Akebia Therapeutics, Inc.*	1,129	2,552
Albireo Pharma, Inc.*	109	2,539
Willdan Group, Inc.*	72	2,534
Spero Therapeutics, Inc.*	157	2,514
Omeros Corp.*	390	2,508
BioLife Solutions, Inc.*	67	2,497
DermTech, Inc.*	158	2,496
Deciphera Pharmaceuticals, Inc.*	255	2,491
Allovir, Inc.*	191	2,472
ALX Oncology Holdings, Inc.*	115	2,471
Veru, Inc.*	417	2,456
VistaGen Therapeutics, Inc.*	1,256	2,449
Custom Truck One Source, Inc.*	299	2,392
Geron Corp.*	1,951	2,380
Tactile Systems Technology, Inc.*	125	2,379
SIGA Technologies, Inc.*	316	2,376
Precision BioSciences, Inc.*	321	2,375
Adicet Bio, Inc.*	135	2,361
Altimmune, Inc.*	257	2,354
Annexon, Inc.*	202	2,321
Dyne Therapeutics, Inc.*	195	2,319
Axogen, Inc.*	247	2,314
Utah Medical Products, Inc.*	23	2,300
Verastem, Inc.*	1,115	2,286
Organogenesis Holdings, Inc.*	247	2,282
Precigen, Inc.*	614	2,278
Bioxcel Therapeutics, Inc.*	112	2,277
Relmada Therapeutics, Inc.*	101	2,275
Applied Molecular Transport, Inc.*	162	2,265
Cue Biopharma, Inc.*	200	2,262
DICE Therapeutics, Inc.*	89	2,253
Kiniksa Pharmaceuticals Ltd. — Class A*	190	2,236
Ikena Oncology, Inc.*	177	2,220
Immunovant, Inc.*	260	2,215
Allakos, Inc.*	226	2,213
Pliant Therapeutics, Inc.*	156	2,106
Radius Health, Inc.*	304	2,104
Erasca, Inc.*	134	2,088
Talaris Therapeutics, Inc.*	136	2,079
Cogent Biosciences, Inc.*	241	2,068
Viking Therapeutics, Inc.*	443	2,038
Arbutus Biopharma Corp.*	520	2,023
Provention Bio, Inc.*	359	2,018
Werewolf Therapeutics, Inc.*	169	2,013
Generation Bio Co.*	284	2,011
InfuSystem Holdings, Inc.*	118	2,010
European Wax Center, Inc. — Class A*	66	2,003
Icosavax, Inc.*,1	87	1,991
Stereotaxis, Inc.*	321	1,990
Lineage Cell Therapeutics, Inc.*	812	1,989
HF Foods Group, Inc.*	235	1,988
Clovis Oncology, Inc.*	730	1,978
Seneca Foods Corp. — Class A*	41	1,966
BioAtla, Inc.*	100	1,963
iRadimed Corp.*	42	1,941
Aerie Pharmaceuticals, Inc.*	274	1,923
Selecta Biosciences, Inc.*	588	1,917
Avita Medical, Inc.*	158	1,893
Aveanna Healthcare Holdings, Inc.*	255	1,887
Caribou Biosciences, Inc.*	125	1,886
Landec Corp.*	169	1,876
MEI Pharma, Inc.*	702	1,874
BioDelivery Sciences International, Inc.*	603	1,869
CytomX Therapeutics, Inc.*	420	1,819
Alta Equipment Group, Inc.*	123	1,801
Harvard Bioscience, Inc.*	254	1,791
Jounce Therapeutics, Inc.*	213	1,779
AppHarvest, Inc.*	452	1,758
Lexicon Pharmaceuticals, Inc.*	439	1,730
KalVista Pharmaceuticals, Inc.*	129	1,707
Tenaya Therapeutics, Inc.*	90	1,706
Cytek Biosciences, Inc.*	104	1,697
Janux Therapeutics, Inc.*	86	1,697
Taysha Gene Therapies, Inc.*	145	1,689
Asensus Surgical, Inc.*	1,514	1,681
EyePoint Pharmaceuticals, Inc.*	137	1,677
CEL-SCI Corp.*,1	233	1,654
Acacia Research Corp.*	318	1,631
Remitly Global, Inc.*	79	1,629
Cortexyme, Inc.*	129	1,628
Aligos Therapeutics, Inc.*	137	1,626
ShotSpotter, Inc.*	55	1,624
KemPharm, Inc.*	185	1,611

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Consumer, Non-cyclical - 7.7% (continued)
Olema Pharmaceuticals, Inc.*	164	$1,535
Monte Rosa Therapeutics, Inc.*	75	1,531
Limoneira Co.	102	1,530
IGM Biosciences, Inc.*	52	1,525
Passage Bio, Inc.*	240	1,524
Cymabay Therapeutics, Inc.*	449	1,518
Imago Biosciences, Inc.*	63	1,494
Cardiff Oncology, Inc.*	246	1,478
ZIOPHARM Oncology, Inc.*	1,356	1,478
Shattuck Labs, Inc.*	172	1,464
Epizyme, Inc.*	581	1,452
Durect Corp.*	1,464	1,443
Vor BioPharma, Inc.*	123	1,429
Nature's Sunshine Products, Inc.	77	1,424
9 Meters Biopharma, Inc.*	1,446	1,415
Nkarta, Inc.*	92	1,412
ClearPoint Neuro, Inc.*	124	1,391
Paratek Pharmaceuticals, Inc.*	308	1,383
Evolus, Inc.*	211	1,374
Sientra, Inc.*	372	1,365
Spectrum Pharmaceuticals, Inc.*	1,055	1,340
Pulse Biosciences, Inc.*	90	1,333
Ventyx Biosciences, Inc.*	67	1,331
Akouos, Inc.*	156	1,326
SQZ Biotechnologies Co.*	148	1,322
Graphite Bio, Inc.*	106	1,318
Quotient Ltd.*	508	1,316
Oyster Point Pharma, Inc.*	72	1,315
Nuvalent, Inc. — Class A*	69	1,314
Rain Therapeutics, Inc.*	102	1,314
Village Super Market, Inc. — Class A	55	1,286
Infinity Pharmaceuticals, Inc.*	566	1,274
Poseida Therapeutics, Inc.*	187	1,273
Zynex, Inc.	126	1,256
Aldeyra Therapeutics, Inc.*	314	1,256
Cue Health, Inc.*	93	1,247
Aeglea BioTherapeutics, Inc.*	262	1,244
Tarsus Pharmaceuticals, Inc.*	55	1,238
Vera Therapeutics, Inc.*	46	1,229
Syros Pharmaceuticals, Inc.*	373	1,216
Atossa Therapeutics, Inc.*	757	1,211
Century Therapeutics, Inc.*	76	1,205
UroGen Pharma Ltd.*	126	1,198
Day One Biopharmaceuticals, Inc.*	71	1,196
Athersys, Inc.*	1,325	1,196
Evelo Biosciences, Inc.*	197	1,196
Viemed Healthcare, Inc.*	229	1,195
Lyell Immunopharma, Inc.*	153	1,184
Fortress Biotech, Inc.*	464	1,160
Immunic, Inc.*	121	1,158
PROCEPT BioRobotics Corp.*	46	1,150
Codiak Biosciences, Inc.*	103	1,147
PAVmed, Inc.*	465	1,144
ChromaDex Corp.*	304	1,137
Citius Pharmaceuticals, Inc.*	735	1,132
CytoSorbents Corp.*	267	1,119
CorMedix, Inc.*	245	1,115
Accelerate Diagnostics, Inc.*	213	1,112
XBiotech, Inc.	99	1,102
Neoleukin Therapeutics, Inc.*	228	1,099
Tyra Biosciences, Inc.*	78	1,097
Humanigen, Inc.*	294	1,094
Surface Oncology, Inc.*	226	1,080
Eiger BioPharmaceuticals, Inc.*	208	1,080
Frequency Therapeutics, Inc.*	207	1,062
Nathan's Famous, Inc.	18	1,051
Sesen Bio, Inc.*	1,280	1,043
Alpine Immune Sciences, Inc.*	75	1,039
Seelos Therapeutics, Inc.*	636	1,037
Biomea Fusion, Inc.*	139	1,036
Applied Therapeutics, Inc.*	115	1,029
Paragon 28, Inc.*	58	1,026
Entrada Therapeutics, Inc.*	59	1,010
Adagio Therapeutics, Inc.*	137	995
Homology Medicines, Inc.*	272	990
Adverum Biotechnologies, Inc.*	562	989
Avrobio, Inc.*	245	943
Molecular Templates, Inc.*	240	941
Theseus Pharmaceuticals, Inc.*	74	938
Alpha Teknova, Inc.*	45	922
TCR2 Therapeutics, Inc.*	197	918
Harpoon Therapeutics, Inc.*	121	914
NewAge, Inc.*	871	897
TherapeuticsMD, Inc.*	2,523	897
Rent the Runway, Inc. — Class A*	110	897
Singular Genomics Systems, Inc.*	77	890
Silverback Therapeutics, Inc.*	133	886
Immuneering Corp. — Class A*	54	873
Prelude Therapeutics, Inc.*	70	872
Vincerx Pharma, Inc.*	85	866
Magenta Therapeutics, Inc.*	194	859
Viracta Therapeutics, Inc.*	235	858
Natural Grocers by Vitamin Cottage, Inc.	60	855
Esperion Therapeutics, Inc.*	170	850
Oncocyte Corp.*	390	846
Tonix Pharmaceuticals Holding Corp.*	2,333	834
Aspira Women's Health, Inc.*	470	832
Celcuity, Inc.*	63	831
89bio, Inc.*	63	823
XOMA Corp.*	39	813
Brooklyn ImmunoTherapeutics, Inc.*	192	801
Vita Coco Company, Inc.*	71	793
Black Diamond Therapeutics, Inc.*	147	784
Outlook Therapeutics, Inc.*	576	783
Sensei Biotherapeutics, Inc.*	135	783
Exagen, Inc.*	67	779
WaVe Life Sciences Ltd.*	248	779
Verrica Pharmaceuticals, Inc.*	85	779
Aerovate Therapeutics, Inc.*	66	778
Retractable Technologies, Inc.*	112	776
iBio, Inc.*	1,398	768
Akoya Biosciences, Inc.*	50	765
Athenex, Inc.*	560	762
Mustang Bio, Inc.*	451	749
Pyxis Oncology, Inc.*	68	746
Absci Corp.*	90	738
Neuronetics, Inc.*	165	736
Bolt Biotherapeutics, Inc.*	149	730

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Consumer, Non-cyclical - 7.7% (continued)
AirSculpt Technologies, Inc.*	42	$722
Ampio Pharmaceuticals, Inc.*	1,261	719
AquaBounty Technologies, Inc.*	340	714
Oncorus, Inc.*	132	696
Solid Biosciences, Inc.*	386	676
HireQuest, Inc.	33	665
Beyondspring, Inc.*	145	657
Eargo, Inc.*	128	653
Oncternal Therapeutics, Inc.*	286	649
CVRx, Inc.*	53	648
Inozyme Pharma, Inc.*	94	641
Puma Biotechnology, Inc.*	209	635
Greenwich Lifesciences, Inc.*	26	633
Terns Pharmaceuticals, Inc.*	89	629
Ardelyx, Inc.*	572	629
Cyteir Therapeutics, Inc.*	55	625
Trevena, Inc.*	1,058	616
Emerald Holding, Inc.*	155	615
RxSight, Inc.*	54	607
Innovage Holding Corp.*	119	595
Aura Biosciences, Inc.*	35	594
Invacare Corp.*	218	593
Avalo Therapeutics, Inc.*	343	583
Rapid Micro Biosystems, Inc. — Class A*	52	553
Omega Therapeutics, Inc.*	48	544
Codex DNA, Inc.*	50	540
Laird Superfood, Inc.*	41	535
NexImmune, Inc.*	114	526
Cadiz, Inc.*	136	525
Revlon, Inc. — Class A*	46	522
Clene, Inc.*	127	521
Atreca, Inc. — Class A*	169	512
SOC Telemed, Inc.*	394	504
Finch Therapeutics Group, Inc.*	49	489
Eliem Therapeutics, Inc.*	46	481
StoneMor, Inc.*	209	477
Zevia PBC — Class A*	67	473
NeuroPace, Inc.*	46	464
Priority Technology Holdings, Inc.*	65	460
Summit Therapeutics, Inc.*	171	460
Rallybio Corp.*	47	448
Biodesix, Inc.*	80	423
Acutus Medical, Inc.*	124	423
Acumen Pharmaceuticals, Inc.*	62	419
Gemini Therapeutics, Inc.*	142	413
Angion Biomedica Corp.*	141	409
Kala Pharmaceuticals, Inc.*	313	379
Talis Biomedical Corp.*	93	373
Ontrak, Inc.*	59	371
Mirum Pharmaceuticals, Inc.*	23	367
GT Biopharma, Inc.*	115	351
Reneo Pharmaceuticals, Inc.*	41	351
Portage Biotech, Inc.*	32	343
Impel Neuropharma, Inc.*	35	302
Kaleido Biosciences, Inc.*	125	299
Hookipa Pharma, Inc.*	125	291
Sigilon Therapeutics, Inc.*	98	270
Spruce Biosciences, Inc.*	56	250
Sera Prognostics, Inc. — Class A*	31	213
Team, Inc.*	171	186
Forte Biosciences, Inc.*	73	156
Landos Biopharma, Inc.*	30	144
Greenlane Holdings, Inc. — Class A*	106	102
Total Consumer, Non-cyclical		4,634,250
Financial - 7.4%
EastGroup Properties, Inc. REIT	257	58,558
STAG Industrial, Inc. REIT	1,130	54,195
First Financial Bankshares, Inc.	841	42,756
Glacier Bancorp, Inc.	713	40,427
Terreno Realty Corp. REIT	472	40,257
Innovative Industrial Properties, Inc. REIT	153	40,225
National Storage Affiliates Trust REIT	526	36,399
SouthState Corp.	453	36,290
Cadence Bank	1,217	36,254
Valley National Bancorp	2,593	35,654
Houlihan Lokey, Inc.	331	34,265
Kinsale Capital Group, Inc.	139	33,067
CIT Group, Inc.	643	33,012
Trupanion, Inc.*	247	32,611
Ryman Hospitality Properties, Inc. REIT*	348	32,002
Essent Group Ltd.	694	31,598
Selective Insurance Group, Inc.	385	31,547
Agree Realty Corp. REIT	440	31,398
Blackstone Mortgage Trust, Inc. — Class A REIT	1,018	31,171
United Bankshares, Inc.	854	30,983
Kite Realty Group Trust REIT	1,405	30,601
UMB Financial Corp.	284	30,135
Healthcare Realty Trust, Inc. REIT	942	29,805
RLI Corp.	259	29,034
Walker & Dunlop, Inc.	190	28,667
Hancock Whitney Corp.	560	28,011
LXP Industrial Trust REIT	1,776	27,741
ServisFirst Bancshares, Inc.	324	27,521
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	496	26,347
Physicians Realty Trust REIT	1,396	26,287
DigitalBridge Group, Inc. REIT*	3,140	26,156
Silvergate Capital Corp. — Class A*	176	26,083
Community Bank System, Inc.	347	25,845
PotlatchDeltic Corp. REIT	428	25,774
Outfront Media, Inc. REIT	942	25,264
Redfin Corp.*	658	25,261
Broadstone Net Lease, Inc. REIT	1,001	24,845
Moelis & Co. — Class A	396	24,754
Radian Group, Inc.	1,154	24,384
Pacific Premier Bancorp, Inc.	607	24,298
Independent Bank Corp.	297	24,214
PS Business Parks, Inc. REIT	131	24,126
BankUnited, Inc.	570	24,117
Home BancShares, Inc.	987	24,033
Macerich Co. REIT	1,384	23,916
Focus Financial Partners, Inc. — Class A*	386	23,052
Chimera Investment Corp. REIT	1,525	22,997
Hamilton Lane, Inc. — Class A	220	22,796
Investors Bancorp, Inc.	1,481	22,437
Eastern Bankshares, Inc.	1,112	22,429

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Financial - 7.4% (continued)
Apple Hospitality REIT, Inc.	1,388	$22,416
Federated Hermes, Inc. — Class B	596	22,398
Essential Properties Realty Trust, Inc. REIT	758	21,853
Simmons First National Corp. — Class A	729	21,564
Associated Banc-Corp.	952	21,506
Navient Corp.	1,013	21,496
Ameris Bancorp	430	21,362
Cathay General Bancorp	486	20,893
American Equity Investment Life Holding Co.	535	20,822
Axos Financial, Inc.*	370	20,687
Corporate Office Properties Trust REIT	731	20,446
United Community Banks, Inc.	563	20,234
Piper Sandler Cos.	113	20,172
Cushman & Wakefield plc*	898	19,972
Enstar Group Ltd.*	80	19,807
Texas Capital Bancshares, Inc.*	328	19,762
Equity Commonwealth REIT*	759	19,658
Old National Bancorp	1,070	19,388
Sabra Health Care REIT, Inc.	1,427	19,322
Pebblebrook Hotel Trust REIT	841	18,813
CNO Financial Group, Inc.	788	18,786
Kennedy-Wilson Holdings, Inc.	777	18,555
First BanCorp	1,330	18,327
Triumph Bancorp, Inc.*	152	18,100
Newmark Group, Inc. — Class A	966	18,064
Artisan Partners Asset Management, Inc. — Class A	379	18,056
Atlantic Union Bankshares Corp.	483	18,011
CVB Financial Corp.	837	17,920
Live Oak Bancshares, Inc.	204	17,807
SITE Centers Corp. REIT	1,121	17,745
Uniti Group, Inc. REIT	1,259	17,639
Independent Bank Group, Inc.	244	17,605
Independence Realty Trust, Inc. REIT	680	17,564
Fulton Financial Corp.	1,029	17,493
Arbor Realty Trust, Inc. REIT	922	16,891
Columbia Banking System, Inc.	507	16,589
Sunstone Hotel Investors, Inc. REIT*	1,409	16,528
Mr Cooper Group, Inc.*	396	16,478
National Health Investors, Inc. REIT	283	16,264
Flagstar Bancorp, Inc.	337	16,156
Flywire Corp.*,1	403	15,338
LendingClub Corp.*	633	15,306
First Merchants Corp.	365	15,290
WSFS Financial Corp.	305	15,287
First Midwest Bancorp, Inc.	737	15,094
Retail Opportunity Investments Corp. REIT	769	15,072
Goosehead Insurance, Inc. — Class A	115	14,959
First Financial Bancorp	613	14,945
RLJ Lodging Trust REIT	1,071	14,919
Cohen & Steers, Inc.	161	14,894
Piedmont Office Realty Trust, Inc. — Class A REIT	803	14,759
International Bancshares Corp.	348	14,752
Brandywine Realty Trust REIT	1,098	14,735
Four Corners Property Trust, Inc. REIT	492	14,470
CareTrust REIT, Inc.	625	14,269
Virtus Investment Partners, Inc.	48	14,261
Urban Edge Properties REIT	749	14,231
Washington Real Estate Investment Trust REIT	548	14,166
PennyMac Financial Services, Inc.	200	13,956
Hilltop Holdings, Inc.	396	13,915
PRA Group, Inc.*	277	13,908
Washington Federal, Inc.	416	13,886
Sandy Spring Bancorp, Inc.	287	13,799
Stewart Information Services Corp.	173	13,793
WesBanco, Inc.	393	13,751
TowneBank	435	13,742
eXp World Holdings, Inc.	406	13,678
Banner Corp.	224	13,590
Renasant Corp.	358	13,586
Xenia Hotels & Resorts, Inc. REIT*	737	13,347
Genworth Financial, Inc. — Class A*	3,282	13,292
Heartland Financial USA, Inc.	261	13,209
MFA Financial, Inc. REIT	2,865	13,064
Trustmark Corp.	402	13,049
DiamondRock Hospitality Co. REIT*	1,354	13,012
Monmouth Real Estate Investment Corp. REIT	617	12,963
Park National Corp.	93	12,770
Tanger Factory Outlet Centers, Inc. REIT	662	12,763
Two Harbors Investment Corp. REIT	2,204	12,717
Customers Bancorp, Inc.*	194	12,682
Lakeland Financial Corp.	158	12,662
McGrath RentCorp	157	12,601
Realogy Holdings Corp.*	746	12,540
Easterly Government Properties, Inc. REIT	546	12,514
Bank of NT Butterfield & Son Ltd.	325	12,386
Veritex Holdings, Inc.	309	12,292
Acadia Realty Trust REIT	562	12,269
Great Western Bancorp, Inc.	359	12,192
American Assets Trust, Inc. REIT	324	12,160
NexPoint Residential Trust, Inc. REIT	145	12,155
Meta Financial Group, Inc.	203	12,111
Eagle Bancorp, Inc.	205	11,960
Apollo Commercial Real Estate Finance, Inc. REIT	908	11,949
Argo Group International Holdings Ltd.	205	11,913
Provident Financial Services, Inc.	491	11,892
NMI Holdings, Inc. — Class A*	543	11,865
Seacoast Banking Corporation of Florida	333	11,785
Alexander & Baldwin, Inc. REIT	469	11,767
B. Riley Financial, Inc.	132	11,729

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Financial - 7.4% (continued)
Encore Capital Group, Inc.*	187	$11,615
iStar, Inc. REIT[1]	448	11,572
PJT Partners, Inc. — Class A	156	11,558
Hope Bancorp, Inc.	770	11,327
St. Joe Co.	216	11,243
Northwest Bancshares, Inc.	792	11,215
PennyMac Mortgage Investment Trust REIT	634	10,987
BRP Group, Inc. — Class A*	303	10,941
StepStone Group, Inc. — Class A	262	10,891
Enterprise Financial Services Corp.	229	10,784
First Interstate BancSystem, Inc. — Class A	265	10,778
Nelnet, Inc. — Class A	110	10,745
Safehold, Inc. REIT	133	10,620
Industrial Logistics Properties Trust REIT	421	10,546
NBT Bancorp, Inc.	273	10,516
Horace Mann Educators Corp.	270	10,449
Veris Residential, Inc. REIT*	568	10,440
Palomar Holdings, Inc.*	159	10,298
First BanCorp Puerto Rico	222	10,150
Centerspace REIT	91	10,092
Paramount Group, Inc. REIT	1,208	10,075
Global Net Lease, Inc. REIT	654	9,993
Stock Yards Bancorp, Inc.	156	9,965
First Commonwealth Financial Corp.	618	9,944
Westamerica BanCorp	169	9,756
Redwood Trust, Inc. REIT	732	9,655
Enova International, Inc.*	235	9,626
Brightsphere Investment Group, Inc.	376	9,626
Capitol Federal Financial, Inc.	841	9,529
FB Financial Corp.	216	9,465
BGC Partners, Inc. — Class A	2,026	9,421
Service Properties Trust REIT	1,062	9,335
LendingTree, Inc.*	75	9,195
New York Mortgage Trust, Inc. REIT	2,457	9,140
American National Group, Inc.	48	9,064
Berkshire Hills Bancorp, Inc.	317	9,012
First Busey Corp.	330	8,950
Ladder Capital Corp. — Class A REIT	735	8,813
ProAssurance Corp.	348	8,804
OFG Bancorp	329	8,738
LTC Properties, Inc. REIT	253	8,637
Bancorp, Inc.*	339	8,580
OceanFirst Financial Corp.	383	8,503
Southside Bancshares, Inc.	202	8,448
National Bank Holdings Corp. — Class A	191	8,393
Getty Realty Corp. REIT	258	8,279
Empire State Realty Trust, Inc. — Class A REIT	926	8,241
City Holding Co.	99	8,097
Brookline Bancorp, Inc.	497	8,046
Safety Insurance Group, Inc.	94	7,993
Marcus & Millichap, Inc.*	154	7,925
S&T Bancorp, Inc.	251	7,912
BancFirst Corp.	112	7,903
ConnectOne Bancorp, Inc.	241	7,883
Dime Community Bancshares, Inc.	224	7,876
Selectquote, Inc.*	867	7,855
Broadmark Realty Capital, Inc. REIT	831	7,836
Office Properties Income Trust REIT	311	7,725
TriCo Bancshares	179	7,690
Tompkins Financial Corp.	92	7,689
Employers Holdings, Inc.	184	7,614
UMH Properties, Inc. REIT	275	7,516
Apartment Investment and Management Co. — Class A REIT*	964	7,442
Farmer Mac — Class C	60	7,436
Premier Financial Corp.	240	7,418
Community Healthcare Trust, Inc. REIT	153	7,232
American Finance Trust, Inc. REIT	767	7,003
RPT Realty REIT	522	6,984
Banc of California, Inc.	355	6,965
Global Medical REIT, Inc.	388	6,887
World Acceptance Corp.*	28	6,872
HomeStreet, Inc.	132	6,864
Nicolet Bankshares, Inc.*	80	6,860
James River Group Holdings Ltd.	238	6,857
AMERISAFE, Inc.	125	6,729
Metropolitan Bank Holding Corp.*	63	6,711
StoneX Group, Inc.*	109	6,676
Cowen, Inc. — Class A	182	6,570
Summit Hotel Properties, Inc. REIT*	671	6,549
Preferred Bank/Los Angeles CA	89	6,389
First Foundation, Inc.	257	6,389
Gladstone Land Corp. REIT	186	6,279
Washington Trust Bancorp, Inc.	111	6,257
German American Bancorp, Inc.	160	6,237
Radius Global Infrastructure, Inc. — Class A*	383	6,166
Origin Bancorp, Inc.	143	6,138
Gladstone Commercial Corp. REIT	236	6,082
Plymouth Industrial REIT, Inc. REIT	189	6,048
Amerant Bancorp, Inc.	175	6,046
Preferred Apartment Communities, Inc. — Class A REIT	334	6,032
Lakeland Bancorp, Inc.	316	6,001
Armada Hoffler Properties, Inc. REIT	391	5,951
GEO Group, Inc. REIT*	762	5,906
Ellington Financial, Inc. REIT	345	5,896
State Auto Financial Corp.	114	5,893
NETSTREIT Corp. REIT	257	5,885
Ready Capital Corp. REIT	375	5,861
Horizon Bancorp, Inc.	277	5,775
Kearny Financial Corp.	435	5,764
Bryn Mawr Bank Corp.	128	5,761
TriState Capital Holdings, Inc.*	187	5,659
Heritage Financial Corp.	230	5,621

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Financial - 7.4% (continued)
BrightSpire Capital, Inc. REIT	546	$5,602
QCR Holdings, Inc.	100	5,600
Univest Financial Corp.	187	5,595
1st Source Corp.	110	5,456
Blucora, Inc.*	315	5,456
City Office REIT, Inc.	276	5,443
Douglas Elliman, Inc.*	465	5,348
WisdomTree Investments, Inc.	872	5,337
Columbia Financial, Inc.*	254	5,298
Invesco Mortgage Capital, Inc. REIT	1,888	5,249
ARMOUR Residential REIT, Inc.	534	5,239
Allegiance Bancshares, Inc.	124	5,234
Peoples Bancorp, Inc.	164	5,217
First Bancshares, Inc.	132	5,098
Central Pacific Financial Corp.	179	5,042
Universal Health Realty Income Trust REIT	83	4,936
MBIA, Inc.*	311	4,911
TPG RE Finance Trust, Inc. REIT	389	4,793
HarborOne Bancorp, Inc.	322	4,778
Diversified Healthcare Trust REIT	1,536	4,746
Northfield Bancorp, Inc.	293	4,735
Ambac Financial Group, Inc.*	294	4,719
CrossFirst Bankshares, Inc.*	302	4,714
Hanmi Financial Corp.	198	4,689
SiriusPoint Ltd.*	573	4,658
Flushing Financial Corp.	191	4,641
First Mid Bancshares, Inc.	108	4,621
Camden National Corp.	95	4,575
Heritage Commerce Corp.	378	4,513
Byline Bancorp, Inc.	162	4,431
Community Trust Bancorp, Inc.	101	4,405
KKR Real Estate Finance Trust, Inc. REIT	209	4,354
Chatham Lodging Trust REIT*	310	4,253
Hingham Institution For Savings	10	4,199
Peapack-Gladstone Financial Corp.	118	4,177
Granite Point Mortgage Trust, Inc. REIT	354	4,145
Cambridge Bancorp	44	4,118
Ares Commercial Real Estate Corp. REIT	283	4,115
Urstadt Biddle Properties, Inc. — Class A REIT	193	4,111
TrustCo Bank Corporation NY	123	4,097
Great Southern Bancorp, Inc.	69	4,088
Saul Centers, Inc. REIT	77	4,083
eHealth, Inc.*	158	4,029
CorePoint Lodging, Inc. REIT*	255	4,004
Phillips Edison & Company, Inc. REIT	121	3,998
Franklin Street Properties Corp. REIT	668	3,975
Diamond Hill Investment Group, Inc.	20	3,885
Bank of Marin Bancorp	104	3,872
Dynex Capital, Inc. REIT	221	3,693
First Community Bankshares, Inc.	110	3,676
Farmers National Banc Corp.	198	3,673
One Liberty Properties, Inc. REIT	104	3,669
RE/MAX Holdings, Inc. — Class A	120	3,659
Atlantic Capital Bancshares, Inc.*	127	3,654
National Western Life Group, Inc. — Class A	17	3,645
Alexander's, Inc. REIT	14	3,644
Orchid Island Capital, Inc. REIT	800	3,600
Mercantile Bank Corp.	101	3,538
Reliant Bancorp, Inc.	99	3,515
Business First Bancshares, Inc.	124	3,510
Midland States Bancorp, Inc.	141	3,495
CBTX, Inc.	119	3,451
RMR Group, Inc. — Class A	99	3,433
First Financial Corp.	75	3,397
Metrocity Bankshares, Inc.	123	3,386
International Money Express, Inc.*	208	3,320
West BanCorp, Inc.	104	3,231
Financial Institutions, Inc.	101	3,212
Seritage Growth Properties REIT*	242	3,211
Independent Bank Corp.	134	3,199
First of Long Island Corp.	148	3,195
Arrow Financial Corp.	90	3,171
United Fire Group, Inc.	136	3,154
I3 Verticals, Inc. — Class A*	138	3,145
Bank First Corp.	43	3,106
Republic Bancorp, Inc. — Class A	61	3,101
AssetMark Financial Holdings, Inc.*	118	3,093
HCI Group, Inc.	37	3,091
Coastal Financial Corp.*	61	3,088
Waterstone Financial, Inc.	140	3,060
MidWestOne Financial Group, Inc.	94	3,043
HomeTrust Bancshares, Inc.	98	3,036
Franklin BSP Realty Trust, Inc. REIT	203	3,033
Sculptor Capital Management, Inc.	142	3,032
Merchants Bancorp	64	3,029
Southern First Bancshares, Inc.*	48	3,000
Indus Realty Trust, Inc. REIT	37	2,999
Universal Insurance Holdings, Inc.	176	2,992
Regional Management Corp.	52	2,988
Equity Bancshares, Inc. — Class A	87	2,952
GCM Grosvenor, Inc. — Class A	279	2,929
Mid Penn Bancorp, Inc.	92	2,920
Alerus Financial Corp.	98	2,869
First Internet Bancorp	61	2,869
Whitestone REIT — Class B	281	2,847
Oppenheimer Holdings, Inc. — Class A	60	2,782
Bar Harbor Bankshares	96	2,777
Capstar Financial Holdings, Inc.	132	2,776
CatchMark Timber Trust, Inc. — Class A REIT	317	2,761
CNB Financial Corp.	104	2,756
Oportun Financial Corp.*	135	2,734

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Financial - 7.4% (continued)
MVB Financial Corp.	65	$2,699
Enterprise Bancorp, Inc.	60	2,695
Blue Foundry Bancorp*	182	2,663
Citizens & Northern Corp.	100	2,612
Southern Missouri Bancorp, Inc.	50	2,608
American National Bankshares, Inc.	69	2,600
Carter Bankshares, Inc.*	168	2,586
Atlanticus Holdings Corp.*	35	2,496
FRP Holdings, Inc.*	43	2,485
Sierra Bancorp	91	2,471
SmartFinancial, Inc.	90	2,462
Bridgewater Bancshares, Inc.*	137	2,424
Five Star Bancorp	80	2,400
Spirit of Texas Bancshares, Inc.	83	2,389
RBB Bancorp	91	2,384
Peoples Financial Services Corp.	45	2,371
EZCORP, Inc. — Class A*	319	2,351
Primis Financial Corp.	156	2,346
Civista Bancshares, Inc.	96	2,342
CTO Realty Growth, Inc. REIT	38	2,334
Capital City Bank Group, Inc.	87	2,297
Old Second Bancorp, Inc.	180	2,266
Farmland Partners, Inc. REIT	185	2,211
Curo Group Holdings Corp.	137	2,193
First Bancorp, Inc.	68	2,135
Ocwen Financial Corp.*	53	2,118
Tiptree, Inc. — Class A	150	2,075
Home Bancorp, Inc.	49	2,034
Summit Financial Group, Inc.	74	2,031
Blue Ridge Bankshares, Inc.	112	2,005
Enact Holdings, Inc.	95	1,964
Guaranty Bancshares, Inc.	52	1,954
South Plains Financial, Inc.	69	1,919
Hersha Hospitality Trust REIT*	209	1,917
Howard Bancorp, Inc.*	86	1,874
Provident Bancorp, Inc.	100	1,860
Great Ajax Corp. REIT	140	1,842
Orrstown Financial Services, Inc.	71	1,789
BRT Apartments Corp. REIT	74	1,775
Investors Title Co.	9	1,774
Braemar Hotels & Resorts, Inc. REIT*	341	1,739
Citizens, Inc.*,1	324	1,720
Northrim BanCorp, Inc.	39	1,695
Greenhill & Company, Inc.	93	1,667
PCSB Financial Corp.	87	1,656
Independence Holding Co.	28	1,587
Postal Realty Trust, Inc. — Class A REIT	80	1,584
FS Bancorp, Inc.	47	1,581
Red River Bancshares, Inc.	29	1,552
Fidelity D&D Bancorp, Inc.	26	1,534
Macatawa Bank Corp.	171	1,508
Amalgamated Financial Corp.	88	1,476
First Bank/Hamilton NJ	101	1,466
Luther Burbank Corp.	101	1,418
Maiden Holdings Ltd.*	450	1,377
Legacy Housing Corp.*	52	1,376
Donegal Group, Inc. — Class A	96	1,372
MetroMile, Inc.*	617	1,351
Greenlight Capital Re Ltd. — Class A*	171	1,341
AFC Gamma, Inc. REIT	58	1,320
Capital Bancorp, Inc.	50	1,310
Altus Midstream Co. — Class A	21	1,287
Marlin Business Services Corp.	53	1,234
HBT Financial, Inc.	62	1,161
Republic First Bancorp, Inc.*	289	1,075
Ashford Hospitality Trust, Inc. REIT*	110	1,056
Pzena Investment Management, Inc. — Class A	110	1,042
NI Holdings, Inc.*	55	1,040
Trean Insurance Group, Inc.*	114	1,016
Heritage Insurance Holdings, Inc.	167	982
Finance of America Companies, Inc. — Class A*	227	901
GAMCO Investors, Inc. — Class A	34	849
Pioneer Bancorp, Inc.*	75	849
Crawford & Co. — Class A	106	794
Clipper Realty, Inc. REIT	79	785
Angel Oak Mortgage, Inc. REIT	47	770
Velocity Financial, Inc.*	55	753
Retail Value, Inc. REIT	113	726
Fathom Holdings, Inc.*	34	696
Stronghold Digital Mining, Inc. — Class A*,1	47	604
Third Coast Bancshares, Inc.*	23	598
United Insurance Holdings Corp.	132	573
Associated Capital Group, Inc. — Class A	11	473
Rafael Holdings, Inc. — Class B*	63	321
Home Point Capital, Inc.	48	216
Total Financial		4,441,217
Consumer, Cyclical - 4.3%
AMC Entertainment Holdings, Inc. — Class A*,1	3,306	89,923
BJ's Wholesale Club Holdings, Inc.*	878	58,800
Macy's, Inc.	2,012	52,674
Crocs, Inc.*	373	47,826
Fox Factory Holding Corp.*	273	46,437
Scientific Games Corp. — Class A*	622	41,568
Texas Roadhouse, Inc. — Class A	453	40,444
Goodyear Tire & Rubber Co.*	1,789	38,142
WESCO International, Inc.*	288	37,898
Wingstop, Inc.	193	33,350
Avient Corp.	589	32,955
Murphy USA, Inc.	156	31,081
Adient plc*	613	29,350
Signet Jewelers Ltd.	337	29,329
Meritage Homes Corp.*	237	28,928
Hilton Grand Vacations, Inc.*	554	28,869
Papa John's International, Inc.	215	28,696
Skyline Champion Corp.*	340	26,853
Taylor Morrison Home Corp. — Class A*	766	26,779
Asbury Automotive Group, Inc.*	147	25,391
National Vision Holdings, Inc.*	528	25,339
LCI Industries	161	25,095
American Eagle Outfitters, Inc.	985	24,940
Resideo Technologies, Inc.*	936	24,364
Steven Madden Ltd.	517	24,025

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Consumer, Cyclical - 4.3% (continued)
Boot Barn Holdings, Inc.*	189	$23,256
Sonos, Inc.*	778	23,185
KB Home	509	22,768
Group 1 Automotive, Inc.	114	22,255
Academy Sports & Outdoors, Inc.*	503	22,082
SeaWorld Entertainment, Inc.*	333	21,598
Installed Building Products, Inc.	154	21,517
Dana, Inc.	941	21,474
LGI Homes, Inc.*	138	21,318
Red Rock Resorts, Inc. — Class A	382	21,014
Beacon Roofing Supply, Inc.*	362	20,761
MDC Holdings, Inc.	370	20,657
UniFirst Corp.	98	20,619
Callaway Golf Co.*	749	20,553
Tri Pointe Homes, Inc.*	731	20,388
Visteon Corp.*	180	20,005
Cracker Barrel Old Country Store, Inc.	154	19,811
Dorman Products, Inc.*	173	19,551
Cannae Holdings, Inc.*	549	19,297
FirstCash Holdings, Inc.	257	19,226
Cavco Industries, Inc.*	60	19,059
MillerKnoll, Inc.	481	18,850
International Game Technology plc	647	18,705
Allegiant Travel Co. — Class A*	100	18,704
Gentherm, Inc.*	215	18,684
Shake Shack, Inc. — Class A*	242	17,463
Kontoor Brands, Inc.	336	17,220
Vista Outdoor, Inc.*	373	17,184
GMS, Inc.*	277	16,650
Fisker, Inc.*	1,057	16,627
Nu Skin Enterprises, Inc. — Class A	323	16,392
Century Communities, Inc.	195	15,949
Winnebago Industries, Inc.	209	15,658
Rush Enterprises, Inc. — Class A	273	15,190
Wolverine World Wide, Inc.	526	15,154
Nikola Corp.*	1,456	14,371
Spirit Airlines, Inc.*	636	13,897
Sally Beauty Holdings, Inc.*	729	13,457
Abercrombie & Fitch Co. — Class A*	375	13,061
Urban Outfitters, Inc.*	444	13,036
SkyWest, Inc.*	322	12,655
Jack in the Box, Inc.	141	12,335
Methode Electronics, Inc.	248	12,194
Bloomin' Brands, Inc.*	574	12,043
KAR Auction Services, Inc.*	769	12,012
Madison Square Garden Entertainment Corp.*	169	11,887
HNI Corp.	282	11,858
Everi Holdings, Inc.*	553	11,807
Acushnet Holdings Corp.	222	11,784
Lions Gate Entertainment Corp. — Class B*	764	11,758
Cheesecake Factory, Inc.*	298	11,667
Veritiv Corp.*	95	11,644
ODP Corp.*	295	11,588
M/I Homes, Inc.*	185	11,503
iRobot Corp.*	172	11,331
Cinemark Holdings, Inc.*	699	11,268
Camping World Holdings, Inc. — Class A	276	11,151
PriceSmart, Inc.	152	11,122
Shyft Group, Inc.	224	11,005
Meritor, Inc.*	439	10,878
Sleep Number Corp.*	142	10,877
Brinker International, Inc.*	294	10,757
Dave & Buster's Entertainment, Inc.*	280	10,752
World Fuel Services Corp.	404	10,694
La-Z-Boy, Inc.	292	10,603
Oxford Industries, Inc.	104	10,558
Bed Bath & Beyond, Inc.*,1	680	9,914
Dillard's, Inc. — Class A	39	9,556
Franchise Group, Inc.	183	9,545
Big Lots, Inc.	206	9,280
Malibu Boats, Inc. — Class A*	134	9,210
H&E Equipment Services, Inc.	208	9,208
Healthcare Services Group, Inc.	486	8,646
Buckle, Inc.	193	8,166
MarineMax, Inc.*	137	8,088
Bally's Corp.*	212	8,069
Dine Brands Global, Inc.	106	8,036
XPEL, Inc.*	116	7,920
G-III Apparel Group Ltd.*	286	7,905
Children's Place, Inc.*	91	7,215
Aspen Aerogels, Inc.*	143	7,120
Standard Motor Products, Inc.	135	7,073
Sonic Automotive, Inc. — Class A	142	7,022
OptimizeRx Corp.*	112	6,956
Arko Corp.*	781	6,849
Hibbett, Inc.	95	6,833
Zumiez, Inc.*	142	6,815
American Axle & Manufacturing Holdings, Inc.*	730	6,811
Steelcase, Inc. — Class A	575	6,739
Liberty Media Corporation - Liberty Braves — Class C*	236	6,632
Denny's Corp.*	406	6,496
Wabash National Corp.	324	6,324
Lions Gate Entertainment Corp. — Class A*	377	6,273
Monarch Casino & Resort, Inc.*	84	6,212
Guess?, Inc.	261	6,180
Clean Energy Fuels Corp.*	1,004	6,155
Genesco, Inc.*	95	6,096
Green Brick Partners, Inc.*	199	6,036
Hawaiian Holdings, Inc.*	328	6,025
Interface, Inc. — Class A	376	5,997
IMAX Corp.*	323	5,762
Rush Street Interactive, Inc.*	349	5,759
ScanSource, Inc.*	164	5,753
BlueLinx Holdings, Inc.*	60	5,746
Douglas Dynamics, Inc.	146	5,703
Portillo's, Inc. — Class A*	151	5,669
Golden Entertainment, Inc.*	112	5,659
Sun Country Airlines Holdings, Inc.*	206	5,613
Designer Brands, Inc. — Class A*	389	5,528
Lovesac Co.*	83	5,500
Winmark Corp.	22	5,462
Caleres, Inc.	239	5,421
Citi Trends, Inc.*	57	5,401

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Consumer, Cyclical - 4.3% (continued)
Canoo, Inc.*,1	688	$5,311
Rite Aid Corp.*	356	5,230
Aeva Technologies, Inc.*	677	5,118
BJ's Restaurants, Inc.*	146	5,044
Tenneco, Inc. — Class A*	440	4,972
Purple Innovation, Inc.*	373	4,950
PLBY Group, Inc.*	185	4,928
Tupperware Brands Corp.*	322	4,923
Accel Entertainment, Inc.*	364	4,739
Hyliion Holdings Corp.*,1	759	4,706
GrowGeneration Corp.*	350	4,568
Shoe Carnival, Inc.	114	4,455
Beazer Homes USA, Inc.*	190	4,412
Clarus Corp.	157	4,352
Ruth's Hospitality Group, Inc.*	218	4,338
Movado Group, Inc.	103	4,309
Life Time Group Holdings, Inc.*	249	4,285
RCI Hospitality Holdings, Inc.	55	4,283
Titan Machinery, Inc.*	125	4,211
Hovnanian Enterprises, Inc. — Class A*	33	4,201
America's Car-Mart, Inc.*	41	4,198
Chico's FAS, Inc.*	779	4,191
TravelCenters of America, Inc.*	81	4,181
VSE Corp.	68	4,144
OneWater Marine, Inc. — Class A	67	4,085
Party City Holdco, Inc.*	715	3,983
Chuy's Holdings, Inc.*	129	3,885
Ethan Allen Interiors, Inc.	146	3,838
Titan International, Inc.*	332	3,639
Universal Electronics, Inc.*	85	3,464
MasterCraft Boat Holdings, Inc.*	122	3,456
Bluegreen Vacations Holding Corp.*	98	3,440
Lordstown Motors Corp. — Class A*	994	3,429
OneSpaWorld Holdings Ltd.*	342	3,427
A-Mark Precious Metals, Inc.	56	3,422
Workhorse Group, Inc.*	781	3,405
Global Industrial Co.	82	3,354
Sportsman's Warehouse Holdings, Inc.*	282	3,328
Haverty Furniture Companies, Inc.	108	3,302
Modine Manufacturing Co.*	324	3,269
Funko, Inc. — Class A*	172	3,234
PetMed Express, Inc.	128	3,233
Ideanomics, Inc.*	2,685	3,222
Fossil Group, Inc.*	310	3,190
Johnson Outdoors, Inc. — Class A	34	3,186
LL Flooring Holdings, Inc.*	186	3,175
PC Connection, Inc.	72	3,105
Lindblad Expeditions Holdings, Inc.*	199	3,104
Frontier Group Holdings, Inc.*	225	3,053
Romeo Power, Inc.*,1	815	2,975
Conn's, Inc.*	116	2,728
Marcus Corp.*	148	2,643
REV Group, Inc.	184	2,604
Full House Resorts, Inc.*	212	2,567
Golden Nugget Online Gaming, Inc.*	258	2,567
Big 5 Sporting Goods Corp.	135	2,566
Sovos Brands, Inc.*	165	2,483
Cooper-Standard Holdings, Inc.*	109	2,443
Del Taco Restaurants, Inc.	194	2,415
Forestar Group, Inc.*	111	2,414
Miller Industries, Inc.	72	2,405
Kimball International, Inc. — Class B	235	2,404
Noodles & Co.*	264	2,394
GAN Ltd.*	260	2,389
Tilly's, Inc. — Class A	147	2,368
Velodyne Lidar, Inc.*	489	2,269
Rush Enterprises, Inc. — Class B	42	2,267
Cato Corp. — Class A	128	2,196
Century Casinos, Inc.*	177	2,156
Kura Sushi USA, Inc. — Class A*	26	2,102
Motorcar Parts of America, Inc.*	121	2,065
Container Store Group, Inc.*	206	2,056
Liberty Media Corporation-Liberty Braves — Class A*	65	1,869
Snap One Holdings Corp.*	87	1,834
NEOGAMES S.A.*	66	1,834
Traeger, Inc.*	146	1,775
Hooker Furnishings Corp.	76	1,769
El Pollo Loco Holdings, Inc.*	124	1,760
Rocky Brands, Inc.	44	1,751
Barnes & Noble Education, Inc.*	249	1,696
ONE Group Hospitality, Inc.*	134	1,690
Red Robin Gourmet Burgers, Inc.*	101	1,670
Commercial Vehicle Group, Inc.*	207	1,668
Superior Group of Companies, Inc.	76	1,668
Blue Bird Corp.*	102	1,595
Esports Technologies, Inc.*	72	1,480
F45 Training Holdings, Inc.*	133	1,448
Vera Bradley, Inc.*	168	1,430
Weber, Inc. — Class A1	110	1,422
Arcimoto, Inc.*	177	1,377
Shift Technologies, Inc.*	402	1,371
Kirkland's, Inc.*	91	1,359
Lifetime Brands, Inc.	82	1,310
Casper Sleep, Inc.*	188	1,256
Fiesta Restaurant Group, Inc.*	114	1,255
Xponential Fitness, Inc. — Class A*	61	1,247
Mesa Air Group, Inc.*	222	1,243
Daktronics, Inc.*	238	1,202
Duluth Holdings, Inc. — Class B*	79	1,199
Nautilus, Inc.*	195	1,195
First Watch Restaurant Group, Inc.*	70	1,173
EVI Industries, Inc.*	37	1,155
Flexsteel Industries, Inc.	43	1,155
CarLotz, Inc.*	463	1,051
Lazydays Holdings, Inc.*	48	1,034
VOXX International Corp. — Class A*	101	1,027
Escalade, Inc.	65	1,026
Liberty TripAdvisor Holdings, Inc. — Class A*	472	1,024
Bassett Furniture Industries, Inc.	60	1,006
Torrid Holdings, Inc.*	83	820

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Consumer, Cyclical - 4.3% (continued)
JOANN, Inc.[1]	78	$810
Drive Shack, Inc.*	535	765
XL Fleet Corp.*	226	748
Biglari Holdings, Inc. — Class B*	5	713
Hamilton Beach Brands Holding Co. — Class A	49	704
Aterian, Inc.*	169	695
Marine Products Corp.	53	663
Carrols Restaurant Group, Inc.	216	639
Chicken Soup For The Soul Entertainment, Inc.*	46	637
Target Hospitality Corp.*	162	577
Hall of Fame Resort & Entertainment Co.*	356	541
Landsea Homes Corp.*	70	513
Eros STX Global Corp.*	2,056	493
Regis Corp.*	153	266
CompX International, Inc.	10	225
MedAvail Holdings, Inc.*	78	109
Total Consumer, Cyclical		2,580,506
Industrial - 4.2%
Tetra Tech, Inc.	345	58,581
Saia, Inc.*	170	57,295
WillScot Mobile Mini Holdings Corp.*	1,354	55,297
II-VI, Inc.*	677	46,259
EMCOR Group, Inc.	341	43,440
Novanta, Inc.*	228	40,203
Exponent, Inc.	336	39,221
Simpson Manufacturing Company, Inc.	282	39,218
Chart Industries, Inc.*	234	37,321
RBC Bearings, Inc.*	181	36,557
UFP Industries, Inc.	390	35,884
Evoqua Water Technologies Corp.*	749	35,016
Watts Water Technologies, Inc. — Class A	178	34,562
Atkore, Inc.*	299	33,246
John Bean Technologies Corp.	203	31,173
Summit Materials, Inc. — Class A*	769	30,868
Zurn Water Solutions Corp.	785	28,574
Fabrinet*	240	28,433
Franklin Electric Company, Inc.	300	28,368
Casella Waste Systems, Inc. — Class A*	318	27,164
Applied Industrial Technologies, Inc.	246	25,264
Hillenbrand, Inc.	472	24,539
Matson, Inc.	266	23,948
GATX Corp.	229	23,860
SPX FLOW, Inc.	269	23,263
Comfort Systems USA, Inc.	231	22,855
Fluor Corp.*	919	22,764
Aerojet Rocketdyne Holdings, Inc.	485	22,679
Advanced Energy Industries, Inc.	242	22,037
Helios Technologies, Inc.	209	21,981
EnerSys	278	21,979
Altra Industrial Motion Corp.	419	21,608
Mueller Industries, Inc.	364	21,607
AAON, Inc.	272	21,605
Forward Air Corp.	176	21,312
Badger Meter, Inc.	189	20,140
Welbilt, Inc.*	846	20,109
Itron, Inc.*	293	20,076
Bloom Energy Corp. — Class A*	901	19,759
ArcBest Corp.	164	19,656
Terex Corp.	443	19,470
Kennametal, Inc.	541	19,427
Vishay Intertechnology, Inc.	863	18,874
Werner Enterprises, Inc.	395	18,826
Belden, Inc.	286	18,799
Dycom Industries, Inc.*	194	18,189
Encore Wire Corp.	127	18,174
Boise Cascade Co.	255	18,156
Hub Group, Inc. — Class A*	215	18,112
Masonite International Corp.*	153	18,046
Albany International Corp. — Class A	200	17,690
Energizer Holdings, Inc.	441	17,684
Atlas Air Worldwide Holdings, Inc.*	186	17,506
Vicor Corp.*	137	17,396
Plexus Corp.*	181	17,356
Kadant, Inc.	75	17,286
Sanmina Corp.*	416	17,247
SPX Corp.*	284	16,949
Federal Signal Corp.	390	16,903
Arcosa, Inc.	314	16,548
Brady Corp. — Class A	305	16,439
GrafTech International Ltd.	1,318	15,592
CryoPort, Inc.*	262	15,503
JELD-WEN Holding, Inc.*	586	15,447
Kratos Defense & Security Solutions, Inc.*	794	15,404
Trinity Industries, Inc.	510	15,402
Moog, Inc. — Class A	188	15,222
ESCO Technologies, Inc.	166	14,938
EnPro Industries, Inc.	134	14,749
Mueller Water Products, Inc. — Class A	1,019	14,674
Barnes Group, Inc.	306	14,256
Gibraltar Industries, Inc.*	212	14,136
Cactus, Inc. — Class A	353	13,460
Knowles Corp.*	576	13,450
O-I Glass, Inc.*	1,023	12,307
Materion Corp.	132	12,136
Worthington Industries, Inc.	219	11,971
NV5 Global, Inc.*	86	11,878
Patrick Industries, Inc.	147	11,861
Montrose Environmental Group, Inc.*	168	11,846
MYR Group, Inc.*	107	11,829
CSW Industrials, Inc.	96	11,602
Granite Construction, Inc.	296	11,455
Air Transport Services Group, Inc.*	382	11,223
Lindsay Corp.	71	10,792
Mesa Laboratories, Inc.	32	10,499
TriMas Corp.	280	10,360
TTM Technologies, Inc.*	693	10,326
OSI Systems, Inc.*	110	10,252
Astec Industries, Inc.	147	10,183
Greif, Inc. — Class A	167	10,082
Tennant Co.	119	9,644

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Industrial - 4.2% (continued)
Alamo Group, Inc.	65	$9,567
Greenbrier Companies, Inc.	206	9,453
Proto Labs, Inc.*	180	9,243
Ranpak Holdings Corp.*	243	9,132
AeroVironment, Inc.*	145	8,994
AZZ, Inc.	161	8,902
Standex International Corp.	79	8,742
AAR Corp.*	221	8,626
Griffon Corp.	301	8,572
Harsco Corp.*	507	8,472
GoPro, Inc. — Class A*	817	8,423
PGT Innovations, Inc.*	373	8,389
Columbus McKinnon Corp.	180	8,327
Primoris Services Corp.	347	8,321
Ichor Holdings Ltd.*	180	8,285
FARO Technologies, Inc.*	118	8,262
Golar LNG Ltd.*	665	8,239
Enerpac Tool Group Corp.	392	7,950
Apogee Enterprises, Inc.	165	7,945
Kaman Corp.	179	7,724
Triumph Group, Inc.*	412	7,634
Sturm Ruger & Company, Inc.	112	7,618
Matthews International Corp. — Class A	201	7,370
Hydrofarm Holdings Group, Inc.*	252	7,129
American Woodmark Corp.*	109	7,107
Marten Transport Ltd.	385	6,607
Great Lakes Dredge & Dock Corp.*	419	6,587
nLight, Inc.*	275	6,586
Gorman-Rupp Co.	147	6,549
US Ecology, Inc.*	204	6,516
SFL Corporation Ltd.	794	6,471
Benchmark Electronics, Inc.	232	6,287
Blink Charging Co.*,1	236	6,256
Cornerstone Building Brands, Inc.*	354	6,174
Energy Recovery, Inc.*	273	5,867
Construction Partners, Inc. — Class A*	188	5,529
Smith & Wesson Brands, Inc.	310	5,518
Frontline Ltd.*	773	5,465
MicroVision, Inc.*	1,064	5,331
Heartland Express, Inc.	309	5,197
Latham Group, Inc.*	204	5,106
TimkenSteel Corp.*	297	4,901
Chase Corp.	49	4,878
Insteel Industries, Inc.	121	4,817
DHT Holdings, Inc.	917	4,759
Sterling Construction Company, Inc.*	180	4,734
Myers Industries, Inc.	235	4,702
Napco Security Technologies, Inc.*	94	4,698
Forterra, Inc.*	188	4,471
International Seaways, Inc.	298	4,375
Costamare, Inc.	342	4,326
Manitowoc Company, Inc.*	222	4,127
Yellow Corp.*	326	4,104
Scorpio Tankers, Inc.	316	4,048
Comtech Telecommunications Corp.	165	3,909
Identiv, Inc.*	138	3,883
Argan, Inc.	97	3,753
Thermon Group Holdings, Inc.*	214	3,623
Pactiv Evergreen, Inc.	279	3,538
View, Inc.*	894	3,495
Meta Materials, Inc.*,1	1,418	3,488
Luxfer Holdings plc	178	3,437
Kimball Electronics, Inc.*	156	3,395
Genco Shipping & Trading Ltd.	209	3,344
Stoneridge, Inc.*	169	3,336
Ducommun, Inc.*	71	3,321
Tutor Perini Corp.*	267	3,303
PureCycle Technologies, Inc.*,1	342	3,273
Haynes International, Inc.	81	3,267
Babcock & Wilcox Enterprises, Inc.*	359	3,238
CIRCOR International, Inc.*	119	3,234
Heritage-Crystal Clean, Inc.*	101	3,234
UFP Technologies, Inc.*	45	3,162
Centrus Energy Corp. — Class A*	63	3,144
908 Devices, Inc.*	119	3,079
AMMO, Inc.*,1	557	3,036
DXP Enterprises, Inc.*	116	2,978
Vishay Precision Group, Inc.*	80	2,970
IES Holdings, Inc.*	56	2,836
Ryerson Holding Corp.	106	2,761
Allied Motion Technologies, Inc.	75	2,737
National Presto Industries, Inc.	33	2,707
Hyster-Yale Materials Handling, Inc.	65	2,671
Xometry, Inc. — Class A*	52	2,665
Eagle Bulk Shipping, Inc.	58	2,639
Daseke, Inc.*	260	2,610
Dorian LPG Ltd.	202	2,563
Omega Flex, Inc.	20	2,539
Greif, Inc. — Class B	38	2,271
Turtle Beach Corp.*	99	2,204
NVE Corp.	31	2,117
Covenant Logistics Group, Inc. — Class A*	79	2,088
Kopin Corp.*	503	2,057
Tredegar Corp.	170	2,009
Northwest Pipe Co.*	63	2,003
American Superconductor Corp.*	179	1,948
Fluidigm Corp.*	493	1,933
Astronics Corp.*	158	1,896
Akoustis Technologies, Inc.*	281	1,877
Radiant Logistics, Inc.*	254	1,852
American Outdoor Brands, Inc.*	92	1,833
Pure Cycle Corp.*	125	1,825
Powell Industries, Inc.	59	1,740
PAM Transportation Services, Inc.*	24	1,704
Lawson Products, Inc.*	31	1,697
Teekay Tankers Ltd. — Class A*	155	1,690
Luna Innovations, Inc.*	200	1,688
Nordic American Tankers Ltd.	987	1,668
Caesarstone Ltd.	147	1,667
Park Aerospace Corp.	126	1,663
Infrastructure and Energy Alternatives, Inc.*	178	1,638
Aris Water Solution, Inc. — Class A	125	1,619
Byrna Technologies, Inc.*	119	1,589
Safe Bulkers, Inc.*	403	1,519

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Industrial - 4.2% (continued)
Olympic Steel, Inc.	61	$1,433
Teekay Corp.*	449	1,410
Concrete Pumping Holdings, Inc.*	167	1,369
Eastman Kodak Co.*	290	1,357
Sight Sciences, Inc.*	73	1,283
CECO Environmental Corp.*	202	1,258
Park-Ohio Holdings Corp.	55	1,164
INNOVATE Corp.*	307	1,136
NN, Inc.*	277	1,136
Iteris, Inc.*	274	1,096
AerSale Corp.*	59	1,047
Cadre Holdings, Inc.	41	1,042
US Xpress Enterprises, Inc. — Class A*	174	1,021
Mistras Group, Inc.*	130	966
Universal Logistics Holdings, Inc.	50	943
Mayville Engineering Company, Inc.*	58	865
Atlas Technical Consultants, Inc.*	91	766
AgEagle Aerial Systems, Inc.*	439	689
Willis Lease Finance Corp.*	18	678
Sharps Compliance Corp.*	95	677
Karat Packaging, Inc.*	30	606
NL Industries, Inc.	55	407
Total Industrial		2,516,001
Technology - 3.7%
Synaptics, Inc.*	251	72,667
Lattice Semiconductor Corp.*	869	66,965
Silicon Laboratories, Inc.*	255	52,637
Ambarella, Inc.*	226	45,853
KBR, Inc.	915	43,572
Rapid7, Inc.*	360	42,368
Semtech Corp.*	419	37,262
Power Integrations, Inc.	391	36,320
Workiva, Inc.*	277	36,146
Blackline, Inc.*	347	35,928
Digital Turbine, Inc.*	588	35,862
CMC Materials, Inc.	182	34,888
MaxLinear, Inc. — Class A*	459	34,604
Asana, Inc. — Class A*	456	33,995
Varonis Systems, Inc.*	685	33,414
SPS Commerce, Inc.*	234	33,310
Tenable Holdings, Inc.*	588	32,381
Onto Innovation, Inc.*	315	31,887
Maximus, Inc.	397	31,629
Ziff Davis, Inc.*	281	31,152
Diodes, Inc.*	282	30,966
ExlService Holdings, Inc.*	213	30,836
Qualys, Inc.*	218	29,914
SiTime Corp.*	102	29,839
MicroStrategy, Inc. — Class A*	54	29,402
Sailpoint Technologies Holdings, Inc.*	592	28,617
Envestnet, Inc.*	352	27,928
ACI Worldwide, Inc.*	764	26,511
Sprout Social, Inc. — Class A*	290	26,300
DigitalOcean Holdings, Inc.*	321	25,786
MACOM Technology Solutions Holdings, Inc.*	316	24,743
Blackbaud, Inc.*	307	24,247
Kulicke & Soffa Industries, Inc.	396	23,974
Insight Enterprises, Inc.*	224	23,878
Box, Inc. — Class A*	894	23,414
Altair Engineering, Inc. — Class A*	300	23,196
FormFactor, Inc.*	504	23,043
Verint Systems, Inc.*	417	21,897
Rambus, Inc.*	702	20,632
CommVault Systems, Inc.*	297	20,469
Cerence, Inc.*	245	18,777
PagerDuty, Inc.*	523	18,174
Apollo Medical Holdings, Inc.*,1	245	18,003
Momentive Global, Inc.*	840	17,766
3D Systems Corp.*	786	16,930
Appian Corp.*	255	16,629
Ultra Clean Holdings, Inc.*	288	16,520
Amkor Technology, Inc.	661	16,386
Bottomline Technologies DE, Inc.*	287	16,207
Axcelis Technologies, Inc.*	216	16,105
NetScout Systems, Inc.*	454	15,018
LivePerson, Inc.*	420	15,002
Allscripts Healthcare Solutions, Inc.*	802	14,797
Appfolio, Inc. — Class A*	121	14,648
Vocera Communications, Inc.*	223	14,459
E2open Parent Holdings, Inc.*	1,274	14,345
Verra Mobility Corp.*	922	14,226
Evolent Health, Inc. — Class A*	502	13,890
Progress Software Corp.	285	13,757
Cardlytics, Inc.*	207	13,681
Outset Medical, Inc.*	296	13,643
Zuora, Inc. — Class A*	721	13,468
1Life Healthcare, Inc.*	755	13,265
Phreesia, Inc.*	316	13,165
ManTech International Corp. — Class A	178	12,981
Health Catalyst, Inc.*	325	12,876
Xperi Holding Corp.	679	12,840
Super Micro Computer, Inc.*	280	12,306
CSG Systems International, Inc.	211	12,158
8x8, Inc.*	718	12,034
Cohu, Inc.*	311	11,846
BigCommerce Holdings, Inc.*	313	11,071
Grid Dynamics Holdings, Inc.*	291	11,049
TTEC Holdings, Inc.	120	10,866
Bandwidth, Inc. — Class A*	150	10,764
Impinj, Inc.*	121	10,733
Avaya Holdings Corp.*	534	10,573
Schrodinger Incorporated/United States*	293	10,205
JFrog Ltd.*	343	10,187
Veeco Instruments, Inc.*	322	9,167
Donnelley Financial Solutions, Inc.*	191	9,004
PROS Holdings, Inc.*	259	8,933
Ping Identity Holding Corp.*	386	8,832
Domo, Inc. — Class B*	178	8,829
Unisys Corp.*	425	8,742
PAR Technology Corp.*	158	8,338
Alpha & Omega Semiconductor Ltd.*	137	8,297
SMART Global Holdings, Inc.*	113	8,022
Porch Group, Inc.*	499	7,779
Avid Technology, Inc.*	234	7,621

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Technology - 3.7% (continued)
CTS Corp.	207	$7,601
Pitney Bowes, Inc.	1,138	7,545
Sumo Logic, Inc.*	555	7,526
Photronics, Inc.*	390	7,351
Alignment Healthcare, Inc.*	508	7,142
Yext, Inc.*	719	7,132
Sapiens International Corporation N.V.	201	6,924
Model N, Inc.*	230	6,907
NextGen Healthcare, Inc.*	364	6,476
CEVA, Inc.*	146	6,313
PDF Solutions, Inc.*	192	6,104
Desktop Metal, Inc. — Class A*	1,212	5,999
Conduent, Inc.*	1,084	5,789
Parsons Corp.*	170	5,721
Agilysys, Inc.*	128	5,691
PowerSchool Holdings, Inc. — Class A*	344	5,666
Consensus Cloud Solutions, Inc.*	94	5,440
Digi International, Inc.*	219	5,381
American Software, Inc. — Class A	204	5,339
Ebix, Inc.	172	5,229
Ouster, Inc.*	1,003	5,216
Mitek Systems, Inc.*	278	4,935
Rackspace Technology, Inc.*	354	4,768
Simulations Plus, Inc.	99	4,683
PAE, Inc.*	449	4,459
Diebold Nixdorf, Inc.*	466	4,217
Veritone, Inc.*	184	4,136
Telos Corp.*	259	3,994
OneSpan, Inc.*	229	3,877
Corsair Gaming, Inc.*,1	177	3,719
Alkami Technology, Inc.*	182	3,651
Cantaloupe, Inc.*	378	3,357
Upland Software, Inc.*	187	3,355
Vuzix Corp.*,1	380	3,295
BTRS Holdings, Inc. — Class A*	419	3,277
Digimarc Corp.*	82	3,237
Inseego Corp.*,1	539	3,142
ON24, Inc.*	174	3,019
Enfusion, Inc. — Class A*	139	2,911
Daily Journal Corp.*	8	2,854
Computer Programs and Systems, Inc.*	92	2,696
Brightcove, Inc.*	263	2,688
Privia Health Group, Inc.*	103	2,665
Atomera, Inc.*	132	2,656
EngageSmart, Inc.*	103	2,484
Integral Ad Science Holding Corp.*	110	2,443
AvidXchange Holdings, Inc.*	162	2,440
HireRight Holdings Corp.*	144	2,304
AXT, Inc.*	258	2,273
Tabula Rasa HealthCare, Inc.*	145	2,175
Sterling Check Corp.*	106	2,174
Quantum Corp.*	371	2,048
Genius Brands International, Inc.*	1,826	1,917
Instructure Holdings, Inc.*	78	1,870
CoreCard Corp.*,1	47	1,824
MeridianLink, Inc.*	82	1,770
CS Disco, Inc.*	49	1,752
Udemy, Inc.*,1	89	1,739
Benefitfocus, Inc.*	162	1,727
Rimini Street, Inc.*	285	1,701
EverCommerce, Inc.*	108	1,701
EMCORE Corp.*	237	1,654
Intapp, Inc.*	65	1,635
Smith Micro Software, Inc.*	298	1,466
GTY Technology Holdings, Inc.*	209	1,400
Rekor Systems, Inc.*	203	1,330
eGain Corp.*	132	1,317
Castlight Health, Inc. — Class B*	787	1,212
PlayAGS, Inc.*	178	1,209
DarioHealth Corp.*	87	1,128
Forian, Inc.*	122	1,100
SecureWorks Corp. — Class A*	65	1,038
iCAD, Inc.*	142	1,022
SkyWater Technology, Inc.*	52	843
Outbrain, Inc.*	53	742
Viant Technology, Inc. — Class A*	75	728
Convey Health Solutions Holdings, Inc.*	87	727
Arteris, Inc.*	32	675
StarTek, Inc.*	109	569
GreenBox POS*	118	496
IBEX Holdings Ltd.*	37	477
Kaltura, Inc.*	113	381
NantHealth, Inc.*	174	184
Total Technology		2,223,104
Energy - 1.4%
Ovintiv, Inc.	1,679	56,582
Chesapeake Energy Corp.	680	43,874
Antero Resources Corp.*	1,852	32,410
PDC Energy, Inc.	624	30,439
Southwestern Energy Co.*	6,509	30,332
Range Resources Corp.*	1,547	27,583
Equitrans Midstream Corp.	2,647	27,370
ChampionX Corp.*	1,313	26,536
Matador Resources Co.	717	26,472
Denbury, Inc.*	327	25,045
Murphy Oil Corp.	948	24,752
SM Energy Co.	777	22,906
California Resources Corp.	520	22,209
CNX Resources Corp.*	1,344	18,480
Magnolia Oil & Gas Corp. — Class A	901	17,002
Oasis Petroleum, Inc.	131	16,505
Whiting Petroleum Corp.*	255	16,493
Helmerich & Payne, Inc.	682	16,163
Sunnova Energy International, Inc.*	557	15,551
Callon Petroleum Co.*	304	14,364
Stem, Inc.*	730	13,848
Civitas Resources, Inc.	278	13,614
Array Technologies, Inc.*	827	12,976
FuelCell Energy, Inc.*,1	2,368	12,313
Renewable Energy Group, Inc.*	290	12,308
SunPower Corp. — Class A*,1	518	10,811
Green Plains, Inc.*	310	10,776
Patterson-UTI Energy, Inc.	1,207	10,199
Kosmos Energy Ltd.*	2,874	9,944
Arch Resources, Inc.	98	8,949
Warrior Met Coal, Inc.	333	8,561
PBF Energy, Inc. — Class A*	623	8,080

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Energy - 1.4% (continued)
Oceaneering International, Inc.*	645	$7,295
Tellurian, Inc.*	2,331	7,179
Centennial Resource Development, Inc. — Class A*	1,172	7,009
Northern Oil and Gas, Inc.	339	6,977
Archrock, Inc.	873	6,530
Delek US Holdings, Inc.*	425	6,371
NOW, Inc.*	714	6,098
Brigham Minerals, Inc. — Class A	283	5,968
Liberty Oilfield Services, Inc. — Class A*	588	5,704
Gevo, Inc.*,1	1,263	5,406
Peabody Energy Corp.*	521	5,247
CONSOL Energy, Inc.*	222	5,042
Laredo Petroleum, Inc.*	81	4,871
Bristow Group, Inc.*	153	4,846
Comstock Resources, Inc.*	593	4,797
Par Pacific Holdings, Inc.*	290	4,782
DMC Global, Inc.*	120	4,753
Dril-Quip, Inc.*	228	4,487
ProPetro Holding Corp.*	553	4,479
US Silica Holdings, Inc.*	475	4,465
Expro Group Holdings N.V.*	298	4,276
NexTier Oilfield Solutions, Inc.*	1,119	3,972
Nabors Industries Ltd.*	46	3,730
Berry Corp.	436	3,671
Ranger Oil Corp. — Class A*	136	3,661
MRC Global, Inc.*	521	3,584
SunCoke Energy, Inc.	539	3,552
TPI Composites, Inc.*	235	3,516
REX American Resources Corp.*	35	3,360
CVR Energy, Inc.	192	3,228
Helix Energy Solutions Group, Inc.*	926	2,889
Tidewater, Inc.*	266	2,849
Select Energy Services, Inc. — Class A*	399	2,486
Crescent Energy, Inc. — Class A*	190	2,409
Talos Energy, Inc.*	239	2,342
National Energy Services Reunited Corp.*	246	2,325
TETRA Technologies, Inc.*	794	2,255
Alto Ingredients, Inc.*	463	2,227
Aemetis, Inc.*	176	2,165
Eos Energy Enterprises, Inc.*,1	278	2,090
Cleanspark, Inc.*	216	2,056
RPC, Inc.*	437	1,984
W&T Offshore, Inc.*	607	1,961
Oil States International, Inc.*	393	1,953
Newpark Resources, Inc.*	584	1,717
Earthstone Energy, Inc. — Class A*	155	1,696
FTS International, Inc. — Class A*	58	1,522
Solaris Oilfield Infrastructure, Inc. — Class A	202	1,323
FutureFuel Corp.	167	1,276
Matrix Service Co.*	169	1,271
Falcon Minerals Corp.	255	1,242
Beam Global*	57	1,060
Advent Technologies Holdings, Inc.*	102	715
HighPeak Energy, Inc.	32	468
Riley Exploration Permian, Inc.	16	309
Total Energy		836,893
Communications - 1.4%
Vonage Holdings Corp.*	1,564	32,516
Iridium Communications, Inc.*	765	31,587
Mimecast Ltd.*	394	31,351
Calix, Inc.*	357	28,549
Q2 Holdings, Inc.*	355	28,201
Perficient, Inc.*	211	27,280
Viavi Solutions, Inc.*	1,534	27,029
TEGNA, Inc.	1,431	26,559
Upwork, Inc.*	764	26,098
Cargurus, Inc.*	611	20,554
Cogent Communications Holdings, Inc.	276	20,198
Yelp, Inc. — Class A*	463	16,779
Shutterstock, Inc.	151	16,743
Overstock.com, Inc.*	279	16,464
TechTarget, Inc.*	165	15,784
iHeartMedia, Inc. — Class A*	725	15,254
Open Lending Corp. — Class A*	675	15,174
Magnite, Inc.*	840	14,700
InterDigital, Inc.	201	14,398
Maxar Technologies, Inc.	465	13,731
Houghton Mifflin Harcourt Co.*	823	13,250
fuboTV, Inc.*	851	13,208
Telephone & Data Systems, Inc.	654	13,178
Revolve Group, Inc.*	233	13,057
Extreme Networks, Inc.*	799	12,544
Liberty Latin America Ltd. — Class C*	1,000	11,400
Infinera Corp.*	1,172	11,239
Gray Television, Inc.	553	11,148
Stitch Fix, Inc. — Class A*	522	9,876
ePlus, Inc.*	174	9,375
Eventbrite, Inc. — Class A*	486	8,476
Plantronics, Inc.*	273	8,010
Shenandoah Telecommunications Co.	313	7,981
Sinclair Broadcast Group, Inc. — Class A	297	7,850
Clear Channel Outdoor Holdings, Inc.*	2,350	7,778
WideOpenWest, Inc.*	339	7,295
EW Scripps Co. — Class A*	371	7,179
Cars.com, Inc.*	443	7,128
ADTRAN, Inc.	312	7,123
Scholastic Corp.	171	6,833
Harmonic, Inc.*	578	6,797
EchoStar Corp. — Class A*	256	6,746
AMC Networks, Inc. — Class A*	188	6,475
A10 Networks, Inc.	389	6,450
Clearfield, Inc.*	74	6,247
RealReal, Inc.*	509	5,910
QuinStreet, Inc.*	321	5,839
IDT Corp. — Class B*	130	5,741
NETGEAR, Inc.*	196	5,725
Tucows, Inc. — Class A*	63	5,281
Gogo, Inc.*	383	5,182
NeoPhotonics Corp.*	332	5,103
Gannett Company, Inc.*	911	4,856
ChannelAdvisor Corp.*	189	4,665
Globalstar, Inc.*,1	3,929	4,558
Anterix, Inc.*	74	4,348

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Communications - 1.4% (continued)
HealthStream, Inc.*	164	$4,323
Quotient Technology, Inc.*	575	4,267
1-800-Flowers.com, Inc. — Class A*	172	4,020
Advantage Solutions, Inc.*	494	3,962
Liquidity Services, Inc.*	172	3,798
CarParts.com, Inc.*	317	3,550
Groupon, Inc.*	153	3,543
Consolidated Communications Holdings, Inc.*	472	3,531
Stagwell, Inc.*	400	3,468
Boston Omaha Corp. — Class A*	114	3,275
Liberty Latin America Ltd. — Class A*	271	3,160
United States Cellular Corp.*	100	3,152
Ooma, Inc.*	141	2,882
ATN International, Inc.	72	2,876
Limelight Networks, Inc.*	809	2,775
Ribbon Communications, Inc.*	455	2,753
Entravision Communications Corp. — Class A	390	2,644
Telesat Corp.*,1	83	2,380
MediaAlpha, Inc. — Class A*	138	2,131
Thryv Holdings, Inc.*	50	2,057
Aviat Networks, Inc.*	62	1,989
Audacy, Inc.*	763	1,961
EverQuote, Inc. — Class A*	125	1,958
Lands' End, Inc.*	94	1,845
Cambium Networks Corp.*	69	1,768
DZS, Inc.*	109	1,768
CalAmp Corp.*	226	1,596
Couchbase, Inc.*	63	1,572
comScore, Inc.*	453	1,513
Preformed Line Products Co.	19	1,229
Bright Health Group, Inc.*	344	1,183
Solo Brands, Inc. — Class A*,1	75	1,172
Casa Systems, Inc.*	203	1,151
National CineMedia, Inc.	389	1,093
VirnetX Holding Corp.*	410	1,066
CuriosityStream, Inc.*	169	1,002
KVH Industries, Inc.*	98	901
Hemisphere Media Group, Inc.*	105	763
aka Brands Holding Corp.*	61	564
Fluent, Inc.*	281	559
1stdibs.com, Inc.*	44	550
HyreCar, Inc.*	113	532
LiveOne, Inc.*	378	484
Value Line, Inc.	6	281
Digital Media Solutions, Inc. — Class A*	21	100
Total Communications		815,947
Basic Materials - 1.0%
Balchem Corp.	209	35,237
Rogers Corp.*	121	33,033
Commercial Metals Co.	777	28,197
Sensient Technologies Corp.	274	27,416
HB Fuller Co.	337	27,297
Livent Corp.*	1,049	25,575
Arconic Corp.*	684	22,579
MP Materials Corp.*,1	486	22,074
Cabot Corp.	364	20,457
Quaker Chemical Corp.	87	20,078
Ingevity Corp.*	257	18,427
Hecla Mining Co.	3,441	17,962
Tronox Holdings plc — Class A	742	17,830
Stepan Co.	140	17,401
Minerals Technologies, Inc.	218	15,947
Innospec, Inc.	159	14,364
Constellium SE*	794	14,220
Trinseo plc	253	13,272
Allegheny Technologies, Inc.*	824	13,126
Codexis, Inc.*	390	12,195
Ferro Corp.*	532	11,614
Compass Minerals International, Inc.	222	11,340
Novagold Resources, Inc.*	1,535	10,530
GCP Applied Technologies, Inc.*	318	10,068
Kaiser Aluminum Corp.	102	9,582
Kraton Corp.*	204	9,449
Carpenter Technology Corp.	309	9,020
Schnitzer Steel Industries, Inc. — Class A	168	8,723
AdvanSix, Inc.	177	8,363
Coeur Mining, Inc.*	1,656	8,346
Energy Fuels, Inc.*	956	7,294
Orion Engineered Carbons S.A.	393	7,216
Schweitzer-Mauduit International, Inc.	203	6,070
Amyris, Inc.*	1,106	5,983
Century Aluminum Co.*	332	5,498
Neenah, Inc.	109	5,044
Uranium Energy Corp.*	1,493	5,002
Danimer Scientific, Inc.*	580	4,942
Hawkins, Inc.	125	4,931
Glatfelter Corp.	284	4,885
Verso Corp. — Class A	175	4,728
Koppers Holdings, Inc.*	135	4,226
Clearwater Paper Corp.*	107	3,924
Zymergen, Inc.*	513	3,432
Ecovyst, Inc.	333	3,410
American Vanguard Corp.	190	3,114
Gatos Silver, Inc.*	300	3,114
Intrepid Potash, Inc.*	64	2,735
Rayonier Advanced Materials, Inc.*	400	2,284
Kronos Worldwide, Inc.	145	2,176
Unifi, Inc.*	86	1,991
United States Lime & Minerals, Inc.	13	1,677
Ur-Energy, Inc.*	1,171	1,429
Oil-Dri Corporation of America	34	1,113
Perpetua Resources Corp.*	173	822
PolyMet Mining Corp.*	187	467
Marrone Bio Innovations, Inc.*	648	467
Valhi, Inc.	16	460
Total Basic Materials		612,156
Utilities - 0.9%
Portland General Electric Co.	583	30,852
Black Hills Corp.	408	28,793
Brookfield Infrastructure Corp. — Class A	400	27,304
Southwest Gas Holdings, Inc.	383	26,829
ONE Gas, Inc.	342	26,536
New Jersey Resources Corp.	626	25,704
PNM Resources, Inc.	555	25,314
American States Water Co.	239	24,722
California Water Service Group	333	23,929
Ormat Technologies, Inc.	293	23,235

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 32.0% (continued)
Utilities - 0.9% (continued)
ALLETE, Inc.	340	$22,559
Spire, Inc.	328	21,392
MGE Energy, Inc.	236	19,411
NorthWestern Corp.	335	19,149
Clearway Energy, Inc. — Class C	531	19,132
Avista Corp.	449	19,078
Otter Tail Corp.	266	18,998
South Jersey Industries, Inc.	667	17,422
Ameresco, Inc. — Class A*	201	16,369
Chesapeake Utilities Corp.	112	16,331
Middlesex Water Co.	112	13,474
SJW Group	179	13,103
Northwest Natural Holding Co.	198	9,658
Clearway Energy, Inc. — Class A	226	7,566
Unitil Corp.	101	4,645
York Water Co.	85	4,231
Artesian Resources Corp. — Class A	53	2,456
Global Water Resources, Inc.	82	1,402
FTC Solar, Inc.*	124	937
Via Renewables, Inc.	78	891
Total Utilities		511,422
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	201	3,337
Total Common Stocks
(Cost $18,909,588)		19,174,833

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Elanco Animal Health, Inc.*	232	–
Tobira Therapeutics, Inc.*	80	–
Oncternal Therapeutics, Inc.*	2	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $4)		–

EXCHANGE-TRADED FUNDS† - 6.0%
Vanguard Russell 2000 ETF[1]	19,995	1,795,751
iShares Russell 2000 Index ETF[1]	8,072	1,795,616
Total Exchange-Traded Funds
(Cost $3,561,206)		3,591,367

	Face Amount
U.S. TREASURY BILLS†† - 7.7%
U.S. Treasury Bills
0.09% due 06/02/22[2,3]	$4,600,000	4,597,964
0.04% due 01/06/22[3,4]	32,000	32,000
Total U.S. Treasury Bills
(Cost $4,630,290)		4,629,964

FEDERAL AGENCY NOTES†† - 7.5%
Federal Home Loan Bank
1.70% due 01/24/24	2,500,000	2,502,317
Freddie Mac
0.18% (U.S. Secured Overnight Financing Rate + 0.13%, Rate Floor: 0.00%) due 08/05/22[5]	2,000,000	2,001,370
Total Federal Agency Notes
(Cost $4,515,910)		4,503,687

REPURCHASE AGREEMENTS††,6 - 54.6%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[2]	18,247,478	18,247,478
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[2]	7,546,614	7,546,614
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[2]	6,860,558	6,860,558
Total Repurchase Agreements
(Cost $32,654,650)		32,654,650

	Shares
SECURITIES LENDING COLLATERAL†,7 - 3.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[8]	2,128,878	2,128,878
Total Securities Lending Collateral
(Cost $2,128,878)		2,128,878
Total Investments - 111.4%
(Cost $66,400,526)		$66,683,379
Other Assets & Liabilities, net - (11.4)%		(6,824,800)
Total Net Assets - 100.0%		$59,858,579

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	15	Mar 2022	$1,681,875	$45,987

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	0.05% (U.S. Secured Overnight Financing Rate)	At Maturity	01/26/22	23,632	$53,062,066	$1,280,751
Goldman Sachs International	Russell 2000 Index	Pay	0.33% (Federal Funds Rate + 0.25%)	At Maturity	01/27/22	12,509	28,087,024	1,066,426
BNP Paribas	Russell 2000 Index	Pay	0.28% (Federal Funds Rate + 0.20%)	At Maturity	01/27/22	6,226	13,978,404	311,928
							$95,127,494	$2,659,105

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
2	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
3	Rate indicated is the effective yield at the time of purchase.
4	All or a portion of this security is pledged as futures collateral at December 31, 2021.
5	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
6	Repurchase Agreements — See Note 4.
7	Securities lending collateral — See Note 5.
8	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$19,174,833	$—	$—		$19,174,833
Rights	—	—	—	*	—
Exchange-Traded Funds	3,591,367	—	—		3,591,367
U.S. Treasury Bills	—	4,629,964	—		4,629,964
Federal Agency Notes	—	4,503,687	—		4,503,687
Repurchase Agreements	—	32,654,650	—		32,654,650
Securities Lending Collateral	2,128,878	—	—		2,128,878
Equity Futures Contracts**	45,987	—	—		45,987
Equity Index Swap Agreements**	—	2,659,105	—		2,659,105
Total Assets	$24,941,065	$44,447,406	$—		$69,388,471

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 77.2%
Technology - 19.6%
Apple, Inc.	87,611	$15,557,085
Microsoft Corp.	42,203	14,193,713
NVIDIA Corp.	14,053	4,133,128
Broadcom, Inc.	2,314	1,539,759
Adobe, Inc.*	2,675	1,516,886
Accenture plc — Class A	3,551	1,472,067
salesforce.com, Inc.*	5,503	1,398,477
Intel Corp.	22,861	1,177,341
QUALCOMM, Inc.	6,296	1,151,350
Intuit, Inc.	1,592	1,024,006
Texas Instruments, Inc.	5,192	978,536
Advanced Micro Devices, Inc.*	6,788	976,793
Applied Materials, Inc.	5,076	798,759
Oracle Corp.	9,066	790,646
ServiceNow, Inc.*	1,119	726,354
International Business Machines Corp.	5,041	673,780
Micron Technology, Inc.	6,289	585,820
Lam Research Corp.	792	569,567
Analog Devices, Inc.	3,021	531,001
Fidelity National Information Services, Inc.	3,423	373,620
KLA Corp.	852	366,454
Autodesk, Inc.*	1,236	347,551
Fiserv, Inc.*	3,340	346,659
NXP Semiconductor N.V.	1,495	340,531
Synopsys, Inc.*	858	316,173
Xilinx, Inc.	1,393	295,358
Roper Technologies, Inc.	593	291,673
Activision Blizzard, Inc.	4,378	291,268
Cadence Design Systems, Inc.*	1,558	290,333
MSCI, Inc. — Class A	464	284,288
Fortinet, Inc.*	763	274,222
Microchip Technology, Inc.	3,119	271,540
Cognizant Technology Solutions Corp. — Class A	2,953	261,990
Paychex, Inc.	1,804	246,246
HP, Inc.	6,479	244,064
EPAM Systems, Inc.*	319	213,236
Electronic Arts, Inc.	1,591	209,853
ANSYS, Inc.*	491	196,950
Zebra Technologies Corp. — Class A*	301	179,155
Cerner Corp.	1,654	153,607
Teradyne, Inc.	916	149,793
Skyworks Solutions, Inc.	928	143,970
Seagate Technology Holdings plc	1,151	130,040
Tyler Technologies, Inc.*	231	124,266
Monolithic Power Systems, Inc.	244	120,373
Broadridge Financial Solutions, Inc.	656	119,930
Hewlett Packard Enterprise Co.	7,353	115,957
NetApp, Inc.	1,257	115,632
Take-Two Interactive Software, Inc.*	648	115,163
Western Digital Corp.*	1,752	114,248
Paycom Software, Inc.*	271	112,517
Akamai Technologies, Inc.*	914	106,975
Qorvo, Inc.*	620	96,962
Ceridian HCM Holding, Inc.*	766	80,016
PTC, Inc.*	594	71,963
Leidos Holdings, Inc.	789	70,142
Jack Henry & Associates, Inc.	417	69,635
Citrix Systems, Inc.	701	66,308
DXC Technology Co.*	1,418	45,645
IPG Photonics Corp.*	201	34,600
Total Technology		57,593,974
Consumer, Non-cyclical - 15.3%
UnitedHealth Group, Inc.	5,294	2,658,329
Johnson & Johnson	14,798	2,531,494
Procter & Gamble Co.	13,603	2,225,179
Pfizer, Inc.	31,550	1,863,028
Thermo Fisher Scientific, Inc.	2,215	1,477,937
Abbott Laboratories	9,940	1,398,956
PepsiCo, Inc.	7,772	1,350,074
AbbVie, Inc.	9,938	1,345,605
Coca-Cola Co.	21,852	1,293,857
PayPal Holdings, Inc.*	6,604	1,245,382
Eli Lilly & Co.	4,463	1,232,770
Danaher Corp.	3,576	1,176,540
Merck & Company, Inc.	14,199	1,088,211
Philip Morris International, Inc.	8,751	831,345
Medtronic plc	7,565	782,599
Bristol-Myers Squibb Co.	12,477	777,941
CVS Health Corp.	7,420	765,447
Intuitive Surgical, Inc.*	2,007	721,115
Amgen, Inc.	3,166	712,255
Zoetis, Inc.	2,659	648,876
S&P Global, Inc.	1,355	639,465
Anthem, Inc.	1,364	632,269
Automatic Data Processing, Inc.	2,369	584,148
Mondelez International, Inc. — Class A	7,841	519,937
Gilead Sciences, Inc.	7,051	511,973
Stryker Corp.	1,888	504,889
Moderna, Inc.*	1,984	503,896
Altria Group, Inc.	10,326	489,349
Estee Lauder Companies, Inc. — Class A	1,302	482,000
Edwards Lifesciences Corp.*	3,510	454,721
Cigna Corp.	1,863	427,801
Becton Dickinson and Co.	1,615	406,140
Colgate-Palmolive Co.	4,738	404,341
Regeneron Pharmaceuticals, Inc.*	594	375,123
Moody's Corp.	909	355,037
HCA Healthcare, Inc.	1,346	345,814
Boston Scientific Corp.*	8,010	340,265
Humana, Inc.	722	334,907
Illumina, Inc.*	879	334,407
IDEXX Laboratories, Inc.*	477	314,085
Vertex Pharmaceuticals, Inc.*	1,429	313,808
IQVIA Holdings, Inc.*	1,074	303,018
IHS Markit Ltd.	2,242	298,007
Dexcom, Inc.*	545	292,638
Align Technology, Inc.*	412	270,758
Kimberly-Clark Corp.	1,893	270,548
Centene Corp.*	3,280	270,272
Baxter International, Inc.	2,814	241,554

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 77.2% (continued)
Consumer, Non-cyclical - 15.3% (continued)
Constellation Brands, Inc. — Class A	924	$231,896
General Mills, Inc.	3,405	229,429
Sysco Corp.	2,882	226,381
Global Payments, Inc.	1,631	220,479
Cintas Corp.	495	219,369
McKesson Corp.	859	213,522
ResMed, Inc.	819	213,333
Archer-Daniels-Midland Co.	3,145	212,571
Verisk Analytics, Inc. — Class A	907	207,458
Monster Beverage Corp.*	2,112	202,836
Equifax, Inc.	686	200,854
Biogen, Inc.*	826	198,174
West Pharmaceutical Services, Inc.	417	195,577
Corteva, Inc.	4,097	193,706
Kroger Co.	3,804	172,169
Laboratory Corporation of America Holdings*	538	169,045
Hershey Co.	817	158,065
Gartner, Inc.*	462	154,456
Zimmer Biomet Holdings, Inc.	1,175	149,272
Tyson Foods, Inc. — Class A	1,657	144,424
Kraft Heinz Co.	3,991	143,277
PerkinElmer, Inc.	709	142,552
Church & Dwight Company, Inc.	1,373	140,732
STERIS plc	562	136,796
McCormick & Company, Inc.	1,402	135,447
United Rentals, Inc.*	407	135,242
Waters Corp.*	344	128,174
Catalent, Inc.*	963	123,293
Clorox Co.	691	120,483
Quest Diagnostics, Inc.	690	119,377
Cooper Companies, Inc.	277	116,046
Bio-Techne Corp.	221	114,332
AmerisourceBergen Corp. — Class A	841	111,760
Hologic, Inc.*	1,425	109,098
Charles River Laboratories International, Inc.*	284	107,006
FleetCor Technologies, Inc.*	456	102,071
Avery Dennison Corp.	465	100,705
Kellogg Co.	1,439	92,700
Conagra Brands, Inc.	2,696	92,068
Viatris, Inc.	6,798	91,977
ABIOMED, Inc.*	256	91,948
Quanta Services, Inc.	801	91,843
Bio-Rad Laboratories, Inc. — Class A*	121	91,424
MarketAxess Holdings, Inc.	214	88,012
Teleflex, Inc.	264	86,719
J M Smucker Co.	609	82,714
Cardinal Health, Inc.	1,584	81,560
Incyte Corp.*	1,055	77,437
Hormel Foods Corp.	1,586	77,413
Brown-Forman Corp. — Class B	1,028	74,900
Robert Half International, Inc.	626	69,811
Dentsply Sirona, Inc.	1,229	68,566
Henry Schein, Inc.*	780	60,473
Universal Health Services, Inc. — Class B	411	53,290
Lamb Weston Holdings, Inc.	821	52,035
Campbell Soup Co.	1,138	49,458
Molson Coors Beverage Co. — Class B	1,059	49,085
Rollins, Inc.	1,272	43,515
Organon & Co.	1,425	43,391
DaVita, Inc.*	367	41,750
Nielsen Holdings plc	2,017	41,369
Total Consumer, Non-cyclical		45,040,975
Communications - 11.7%
Amazon.com, Inc.*	2,452	8,175,802
Alphabet, Inc. — Class A*	1,691	4,898,895
Alphabet, Inc. — Class C*	1,572	4,548,723
Meta Platforms, Inc. — Class A*	13,301	4,473,791
Walt Disney Co.*	10,214	1,582,046
Cisco Systems, Inc.	23,708	1,502,376
Netflix, Inc.*	2,490	1,500,076
Comcast Corp. — Class A	25,629	1,289,908
Verizon Communications, Inc.	23,273	1,209,265
AT&T, Inc.	40,141	987,468
Booking Holdings, Inc.*	231	554,222
Charter Communications, Inc. — Class A*	695	453,119
T-Mobile US, Inc.*	3,300	382,734
Motorola Solutions, Inc.	950	258,115
eBay, Inc.	3,519	234,013
Match Group, Inc.*	1,591	210,410
Twitter, Inc.*	4,495	194,274
Arista Networks, Inc.*	1,261	181,269
Corning, Inc.	4,317	160,722
CDW Corp.	763	156,247
Etsy, Inc.*	713	156,104
Expedia Group, Inc.*	821	148,371
VeriSign, Inc.*	543	137,824
FactSet Research Systems, Inc.	212	103,034
ViacomCBS, Inc. — Class B	3,410	102,914
Omnicom Group, Inc.	1,195	87,558
NortonLifeLock, Inc.	3,270	84,955
F5, Inc.*	339	82,957
Interpublic Group of Companies, Inc.	2,213	82,877
Fox Corp. — Class A	1,801	66,457
Juniper Networks, Inc.	1,828	65,278
Lumen Technologies, Inc.	5,180	65,009
News Corp. — Class A	2,209	49,283
DISH Network Corp. — Class A*	1,404	45,546
Discovery, Inc. — Class C*	1,707	39,090
Fox Corp. — Class B	827	28,341
Discovery, Inc. — Class A*,1	951	22,387
News Corp. — Class B	685	15,412
Total Communications		34,336,872
Financial - 11.2%
Berkshire Hathaway, Inc. — Class B*	10,294	3,077,906
JPMorgan Chase & Co.	16,612	2,630,510
Visa, Inc. — Class A	9,427	2,042,925
Bank of America Corp.	40,483	1,801,089
Mastercard, Inc. — Class A	4,877	1,752,404
Wells Fargo & Co.	22,412	1,075,328
Morgan Stanley	8,069	792,053

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 77.2% (continued)
Financial - 11.2% (continued)
American Tower Corp. — Class A REIT	2,560	$748,800
BlackRock, Inc. — Class A	803	735,195
Goldman Sachs Group, Inc.	1,908	729,905
Charles Schwab Corp.	8,451	710,729
Prologis, Inc. REIT	4,156	699,704
Citigroup, Inc.	11,154	673,590
American Express Co.	3,527	577,017
Crown Castle International Corp. REIT	2,429	507,029
Marsh & McLennan Companies, Inc.	2,838	493,301
PNC Financial Services Group, Inc.	2,376	476,436
Chubb Ltd.	2,421	468,003
CME Group, Inc. — Class A	2,020	461,489
Truist Financial Corp.	7,504	439,359
Intercontinental Exchange, Inc.	3,167	433,151
Equinix, Inc. REIT	507	428,841
U.S. Bancorp	7,585	426,050
Aon plc — Class A	1,239	372,394
Capital One Financial Corp.	2,392	347,055
Progressive Corp.	3,289	337,616
Public Storage REIT	858	321,373
Simon Property Group, Inc. REIT	1,847	295,095
Digital Realty Trust, Inc. REIT	1,595	282,108
American International Group, Inc.	4,667	265,366
MetLife, Inc.	4,019	251,147
T. Rowe Price Group, Inc.	1,264	248,553
Bank of New York Mellon Corp.	4,271	248,060
SBA Communications Corp. REIT	612	238,080
Prudential Financial, Inc.	2,125	230,010
Realty Income Corp. REIT	3,180	227,656
SVB Financial Group*	331	224,497
Travelers Companies, Inc.	1,383	216,343
Welltower, Inc. REIT	2,447	209,879
First Republic Bank	1,008	208,162
CBRE Group, Inc. — Class A*	1,881	204,107
Aflac, Inc.	3,421	199,752
AvalonBay Communities, Inc. REIT	785	198,283
Arthur J Gallagher & Co.	1,165	197,666
State Street Corp.	2,056	191,208
Discover Financial Services	1,647	190,327
Ameriprise Financial, Inc.	629	189,744
Allstate Corp.	1,612	189,652
Alexandria Real Estate Equities, Inc. REIT	793	176,807
Equity Residential REIT	1,919	173,670
Weyerhaeuser Co. REIT	4,211	173,409
Extra Space Storage, Inc. REIT	753	170,728
Fifth Third Bancorp	3,844	167,406
Willis Towers Watson plc	701	166,480
Mid-America Apartment Communities, Inc. REIT	647	148,448
Synchrony Financial	3,076	142,696
Duke Realty Corp. REIT	2,141	140,535
Northern Trust Corp.	1,167	139,585
Nasdaq, Inc.	658	138,187
Hartford Financial Services Group, Inc.	1,913	132,074
Essex Property Trust, Inc. REIT	366	128,916
Huntington Bancshares, Inc.	8,131	125,380
KeyCorp	5,234	121,062
Regions Financial Corp.	5,358	116,804
Ventas, Inc. REIT	2,244	114,713
Citizens Financial Group, Inc.	2,396	113,211
M&T Bank Corp.	724	111,192
Signature Bank	341	110,303
Healthpeak Properties, Inc. REIT	3,031	109,389
Raymond James Financial, Inc.	1,041	104,516
Principal Financial Group, Inc.	1,386	100,249
UDR, Inc. REIT	1,634	98,024
Cincinnati Financial Corp.	842	95,929
Brown & Brown, Inc.	1,318	92,629
Boston Properties, Inc. REIT	799	92,029
Kimco Realty Corp. REIT	3,465	85,412
Iron Mountain, Inc. REIT	1,628	85,193
Cboe Global Markets, Inc.	599	78,110
Host Hotels & Resorts, Inc. REIT*	4,014	69,804
Regency Centers Corp. REIT	866	65,253
Lincoln National Corp.	955	65,188
Loews Corp.	1,127	65,096
W R Berkley Corp.	785	64,676
Comerica, Inc.	738	64,206
Everest Re Group Ltd.	222	60,810
Zions Bancorp North America	879	55,518
Federal Realty Investment Trust REIT*	394	53,710
Franklin Resources, Inc.	1,580	52,914
Assurant, Inc.	320	49,875
Globe Life, Inc.	522	48,922
Invesco Ltd.	1,919	44,175
People's United Financial, Inc.	2,406	42,875
Vornado Realty Trust REIT	894	37,423
Total Financial		32,858,478
Consumer, Cyclical - 7.9%
Tesla, Inc.*	4,572	4,831,598
Home Depot, Inc.	5,932	2,461,839
Costco Wholesale Corp.	2,484	1,410,167
NIKE, Inc. — Class B	7,183	1,197,191
Walmart, Inc.	7,994	1,156,652
McDonald's Corp.	4,200	1,125,894
Lowe's Companies, Inc.	3,892	1,006,004
Starbucks Corp.	6,633	775,862
Target Corp.	2,743	634,840
TJX Companies, Inc.	6,760	513,219
General Motors Co.*	8,161	478,479
Ford Motor Co.	22,065	458,290
Dollar General Corp.	1,312	309,409
Chipotle Mexican Grill, Inc. — Class A*	158	276,224
O'Reilly Automotive, Inc.*	379	267,661
Marriott International, Inc. — Class A*	1,538	254,139
Aptiv plc*	1,521	250,889
AutoZone, Inc.*	118	247,374
Hilton Worldwide Holdings, Inc.*	1,567	244,436
Yum! Brands, Inc.	1,648	228,841

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 77.2% (continued)
Consumer, Cyclical - 7.9% (continued)
Ross Stores, Inc.	1,998	$228,331
Walgreens Boots Alliance, Inc.	4,038	210,622
Fastenal Co.	3,233	207,106
DR Horton, Inc.	1,832	198,680
Copart, Inc.*	1,200	181,944
Dollar Tree, Inc.*	1,265	177,758
Lennar Corp. — Class A	1,528	177,492
Cummins, Inc.	804	175,385
PACCAR, Inc.	1,952	172,284
Tractor Supply Co.	640	152,704
Southwest Airlines Co.*	3,328	142,572
Delta Air Lines, Inc.*	3,598	140,610
VF Corp.	1,833	134,212
Pool Corp.	225	127,350
Best Buy Company, Inc.	1,244	126,390
Ulta Beauty, Inc.*	306	126,176
WW Grainger, Inc.	243	125,932
CarMax, Inc.*	911	118,640
Domino's Pizza, Inc.	205	115,688
Caesars Entertainment, Inc.*	1,202	112,423
Genuine Parts Co.	801	112,300
NVR, Inc.*	19	112,269
Darden Restaurants, Inc.	730	109,967
Bath & Body Works, Inc.	1,486	103,708
MGM Resorts International	2,188	98,197
Royal Caribbean Cruises Ltd.*	1,260	96,894
Carnival Corp.*	4,522	90,983
Live Nation Entertainment, Inc.*	759	90,845
LKQ Corp.	1,508	90,525
Advance Auto Parts, Inc.	354	84,918
PulteGroup, Inc.	1,423	81,339
Whirlpool Corp.	341	80,019
United Airlines Holdings, Inc.*	1,820	79,680
Hasbro, Inc.	729	74,198
Las Vegas Sands Corp.*	1,932	72,721
American Airlines Group, Inc.*	3,640	65,374
Tapestry, Inc.	1,548	62,849
BorgWarner, Inc.	1,348	60,754
Mohawk Industries, Inc.*	309	56,294
Wynn Resorts Ltd.*	592	50,344
Penn National Gaming, Inc.*	934	48,428
Newell Brands, Inc.	2,129	46,497
Norwegian Cruise Line Holdings Ltd.*	2,080	43,139
PVH Corp.	400	42,660
Alaska Air Group, Inc.*	704	36,678
Ralph Lauren Corp. — Class A	274	32,568
Under Armour, Inc. — Class A*	1,060	22,461
Under Armour, Inc. — Class C*	1,210	21,828
Gap, Inc.	1,205	21,268
Total Consumer, Cyclical		23,271,012
Industrial - 5.8%
Union Pacific Corp.	3,614	910,475
United Parcel Service, Inc. — Class B	4,099	878,580
Honeywell International, Inc.	3,870	806,934
Raytheon Technologies Corp.	8,413	724,023
Caterpillar, Inc.	3,041	628,696
Boeing Co.*	3,105	625,098
General Electric Co.	6,173	583,163
3M Co.	3,239	575,343
Deere & Co.	1,586	543,824
Lockheed Martin Corp.	1,380	490,466
CSX Corp.	12,468	468,797
Norfolk Southern Corp.	1,368	407,267
Illinois Tool Works, Inc.	1,606	396,361
Eaton Corporation plc	2,241	387,290
Waste Management, Inc.	2,163	361,005
FedEx Corp.	1,374	355,371
Northrop Grumman Corp.	838	324,365
Johnson Controls International plc	3,984	323,939
Emerson Electric Co.	3,360	312,379
TE Connectivity Ltd.	1,834	295,898
Amphenol Corp. — Class A	3,362	294,040
Agilent Technologies, Inc.	1,702	271,724
General Dynamics Corp.	1,303	271,636
Trane Technologies plc	1,335	269,710
Carrier Global Corp.	4,871	264,203
L3Harris Technologies, Inc.	1,103	235,204
Parker-Hannifin Corp.	726	230,955
Rockwell Automation, Inc.	652	227,450
Mettler-Toledo International, Inc.*	129	218,940
Keysight Technologies, Inc.*	1,036	213,944
Otis Worldwide Corp.	2,388	207,923
AMETEK, Inc.	1,300	191,152
Old Dominion Freight Line, Inc.	524	187,791
TransDigm Group, Inc.*	295	187,702
Ball Corp.	1,821	175,308
Stanley Black & Decker, Inc.	916	172,776
Republic Services, Inc. — Class A	1,176	163,993
Vulcan Materials Co.	746	154,855
Martin Marietta Materials, Inc.	351	154,622
Fortive Corp.	2,016	153,801
Dover Corp.	810	147,096
Ingersoll Rand, Inc.	2,291	141,744
Expeditors International of Washington, Inc.	952	127,844
Generac Holdings, Inc.*	355	124,932
Trimble, Inc.*	1,411	123,025
Xylem, Inc.	1,014	121,599
Garmin Ltd.	854	116,289
Teledyne Technologies, Inc.*	262	114,465
Amcor plc	8,618	103,502
Jacobs Engineering Group, Inc.	733	102,056
IDEX Corp.	428	101,145
Westinghouse Air Brake Technologies Corp.	1,050	96,715
J.B. Hunt Transport Services, Inc.	472	96,477
Masco Corp.	1,373	96,412
Textron, Inc.	1,240	95,728
Fortune Brands Home & Security, Inc.	763	81,565
CH Robinson Worldwide, Inc.	731	78,678
Packaging Corporation of America	534	72,704
Howmet Aerospace, Inc.	2,161	68,785
Pentair plc	931	67,991
Allegion plc	504	66,750

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
COMMON STOCKS† - 77.2% (continued)
Industrial - 5.8% (continued)
Westrock Co.	1,501	$66,584
Snap-on, Inc.	302	65,045
A O Smith Corp.	749	64,302
Sealed Air Corp.	833	56,203
Huntington Ingalls Industries, Inc.	225	42,016
Total Industrial		17,086,655
Energy - 2.2%
Exxon Mobil Corp.	23,797	1,456,138
Chevron Corp.	10,836	1,271,605
ConocoPhillips	7,414	535,143
EOG Resources, Inc.	3,289	292,162
Schlumberger N.V.	7,885	236,156
Pioneer Natural Resources Co.	1,276	232,079
Marathon Petroleum Corp.	3,460	221,405
Phillips 66	2,463	178,469
Williams Companies, Inc.	6,830	177,853
Kinder Morgan, Inc.	10,961	173,842
Valero Energy Corp.	2,299	172,678
Devon Energy Corp.	3,539	155,893
ONEOK, Inc.	2,507	147,311
Occidental Petroleum Corp.	4,987	144,573
Enphase Energy, Inc.*	758	138,668
Baker Hughes Co.	4,913	118,207
Halliburton Co.	5,032	115,082
Hess Corp.	1,550	114,747
Diamondback Energy, Inc.	957	103,212
Coterra Energy, Inc. — Class A	4,574	86,906
SolarEdge Technologies, Inc.*	296	83,049
Marathon Oil Corp.	4,376	71,854
APA Corp.	2,042	54,909
Total Energy		6,281,941
Utilities - 1.9%
NextEra Energy, Inc.	11,030	1,029,761
Duke Energy Corp.	4,324	453,588
Southern Co.	5,957	408,531
Dominion Energy, Inc.	4,553	357,684
Exelon Corp.	5,500	317,680
American Electric Power Company, Inc.	2,832	251,963
Sempra Energy	1,795	237,443
Xcel Energy, Inc.	3,028	204,996
American Water Works Company, Inc.	1,021	192,826
Public Service Enterprise Group, Inc.	2,843	189,713
Eversource Energy	1,933	175,864
WEC Energy Group, Inc.	1,773	172,105
Consolidated Edison, Inc.	1,989	169,701
Edison International	2,135	145,714
DTE Energy Co.	1,089	130,179
Ameren Corp.	1,448	128,886
FirstEnergy Corp.	3,061	127,307
Entergy Corp.	1,130	127,295
PPL Corp.	4,220	126,853
CMS Energy Corp.	1,629	105,966
CenterPoint Energy, Inc.	3,535	98,662
AES Corp.	3,748	91,076
Evergy, Inc.	1,289	88,438
Alliant Energy Corp.	1,408	86,550
Atmos Energy Corp.	744	77,949
NiSource, Inc.	2,208	60,963
NRG Energy, Inc.	1,376	59,278
Pinnacle West Capital Corp.	634	44,754
Total Utilities		5,661,725
Basic Materials - 1.6%
Linde plc	2,881	998,065
Sherwin-Williams Co.	1,356	477,529
Air Products and Chemicals, Inc.	1,244	378,499
Freeport-McMoRan, Inc.	8,255	344,481
Ecolab, Inc.	1,402	328,895
Newmont Corp.	4,483	278,036
Dow, Inc.	4,158	235,842
DuPont de Nemours, Inc.	2,912	235,231
PPG Industries, Inc.	1,334	230,035
International Flavors & Fragrances, Inc.	1,431	215,580
Nucor Corp.	1,606	183,325
Albemarle Corp.	658	153,820
LyondellBasell Industries N.V. — Class A	1,478	136,316
Celanese Corp. — Class A	612	102,853
International Paper Co.	2,177	102,275
Eastman Chemical Co.	756	91,408
CF Industries Holdings, Inc.	1,206	85,361
Mosaic Co.	2,082	81,802
FMC Corp.	712	78,242
Total Basic Materials		4,737,595
Total Common Stocks
(Cost $161,809,651)		226,869,227

	Face Amount
U.S. TREASURY BILLS†† - 2.1%
U.S. Treasury Bills
0.09% due 06/02/22[2,3]	$6,000,000	5,997,344
0.04% due 01/06/22[3,4]	173,000	173,000
Total U.S. Treasury Bills
(Cost $6,170,770)		6,170,344

REPURCHASE AGREEMENTS††,5 - 14.6%
J.P. Morgan Securities LLC issued 12/31/21 at 0.05% due 01/03/22[2]	23,911,684	23,911,684
Barclays Capital, Inc. issued 12/31/21 at 0.01% due 01/03/22[2]	9,889,161	9,889,161
BofA Securities, Inc. issued 12/31/21 at 0.02% due 01/03/22[2]	8,990,146	8,990,146
Total Repurchase Agreements
(Cost $42,790,991)		42,790,991

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 0.02%[7]	14,954	$14,954
Total Securities Lending Collateral
(Cost $14,954)		14,954
Total Investments - 93.9%
(Cost $210,786,366)		$275,845,516
Other Assets & Liabilities, net - 6.1%		17,930,792
Total Net Assets - 100.0%		$293,776,308

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	63	Mar 2022	$14,992,425	$(42,354)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	Pay	0.53% (Federal Funds Rate + 0.45%)	At Maturity	01/27/22	57,659	$274,814,930	$2,509,785
Barclays Bank plc	S&P 500 Index	Pay	0.50% (U.S. Secured Overnight Financing Rate + 0.45%)	At Maturity	01/26/22	13,019	62,051,860	1,803,068
BNP Paribas	S&P 500 Index	Pay	0.68% (Federal Funds Rate + 0.60%)	At Maturity	01/27/22	1,861	8,868,270	104,810
							$345,735,060	$4,417,663

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or a portion of this security is on loan at December 31, 2021 — See Note 5.
2	All or a portion of this security is pledged as equity index swap collateral at December 31, 2021.
3	Rate indicated is the effective yield at the time of purchase.
4	All or a portion of this security is pledged as futures collateral at December 31, 2021.
5	Repurchase Agreements — See Note 4.
6	Securities lending collateral — See Note 5.
7	Rate indicated is the 7-day yield as of December 31, 2021.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$226,869,227	$—	$—	$226,869,227
U.S. Treasury Bills	—	6,170,344	—	6,170,344
Repurchase Agreements	—	42,790,991	—	42,790,991
Securities Lending Collateral	14,954	—	—	14,954
Equity Index Swap Agreements**	—	4,417,663	—	4,417,663
Total Assets	$226,884,181	$53,378,998	$—	$280,263,179

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$42,354	$—	$—	$42,354

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2021, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Note
0.05%			1.13%
Due 01/03/22	$84,060,167	$84,060,518	Due 02/28/22	$85,277,000	$85,741,541

Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
0.01%			0.13%
Due 01/03/22	34,764,782	34,764,811	Due 04/15/25	33,167,172	35,460,175

BofA Securities, Inc.			U.S. Treasury Note
0.02%			2.88%
Due 01/03/22	31,604,347	31,604,400	Due 07/31/25	30,004,900	32,236,458

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At December 31, 2021, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$3,796,849	$3,987,580
Russell 2000® 2x Strategy Fund	2,074,480	2,128,878
S&P 500® 2x Strategy Fund	14,077	14,954

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At December 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$31,352,203	$13,369,563	$(254)	$13,369,309
Inverse Dow 2x Strategy Fund	6,360,197	11,030	(146,107)	(135,077)
Inverse NASDAQ-100® 2x Strategy Fund	7,198,835	133,722	(65,738)	67,984
Inverse Russell 2000® 2x Strategy Fund	7,301,881	493	(123,482)	(122,989)
Inverse S&P 500® 2x Strategy Fund	9,951,962	43,234	(316,920)	(273,686)
NASDAQ-100® 2x Strategy Fund	618,662,230	393,711,173	(3,182,642)	390,528,531
Russell 2000® 2x Strategy Fund	66,821,676	3,724,461	(1,157,666)	2,566,795
S&P 500® 2x Strategy Fund	239,034,441	41,238,118	(51,734)	41,186,384

Note 7 – COVID-19

The outbreak of COVID-19 and the recovery response causes at times disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded to this situation with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. Recently, the U.S. and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds' investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a higher degree of correlation than historically seen across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.